 As filed with the Securities and Exchange Commission on January 5, 1996.
                         File Nos. 33-86102; 811-8852

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                  FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /     /
                                                                     ----
                              Pre-Effective Amendment No.           /     /
                                                                     ----
                              Post-Effective Amendment No. 4        /  X  /
                                                                     ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /     /
                                                                     ----
                               Amendment No. 5                      /  X  /
                                                                     ----
                      (Check appropriate box or boxes.)

                             -------------------

                   JOHN HANCOCK INSTITUTIONAL SERIES TRUST
             ----------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                            101 Huntington Avenue
                      Boston, Massachusetts  02199-7603
                  ------------------------------------------
                   (Address of Principal Executive Offices)

             Registrant's Telephone Number, including Area Code:
                                (617) 375-1700

                             -------------------

                            THOMAS H. DROHAN, ESQ.
                         John Hancock Advisers, Inc.
                            101 Huntington Avenue
                      Boston, Massachusetts  02199-7603
                  -----------------------------------------
                   (Name and Address of Agent for Service)

                             -------------------

     It is proposed that this filing will become effective:
 X   immediately upon filing pursuant to paragraph (b)
---
     on                      (date) pursuant to paragraph (b)
---
     75 days after filing pursuant to paragraph (a) of rule 485
---
     on [date] pursuant to paragraph (a) of rule 485
---


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has elected to register an indefinite number of shares of the Registrant and each series thereof.

                         Page 1 of      total pages.
                        Exhibit index is on page    .

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                    ---------------------------------------

           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II

                      JOHN HANCOCK INDEPENDENCE VALUE FUND

                     JOHN HANCOCK INDEPENDENCE GROWTH FUND

              JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND

                    JOHN HANCOCK INDEPENDENCE BALANCED FUND

                             CROSS REFERENCE SHEET


ITEM NUMBER FORM N-1A,         PROSPECTUS CAPTION     STATEMENT OF ADDITIONAL
        PART A                                          INFORMATION CAPTION
-----------------------------------------------------------------------------
  1            Front Cover Page                          *

  2            Expense Information; The Fund's           *
               Expenses; Share Price

  3            The Fund's Financial Highlights;          *
               Performance

  4            An Overview of the Funds;                 *
               Investment Policies and
               Strategies; Organization and
               Management of the Funds;
               Performance; Investments,
               Techniques and Risk Factors

  5            Organization and Management of            *
               the Funds; The Fund's Expenses

  6            Organization and Management of            *
               the Fund; Dividends and Taxes;
               Redeeming Shares.

  7            How to Buy Shares; Shares Price;          *

  8            Redeeming Shares; Exchange                *
               Privilege

  9            Not Applicable

 10                            *                   Front Cover Page

 11                            *                   Table of Contents

 12                            *                   Organization of the Fund


ITEM NUMBER FORM N-1A,         PROSPECTUS CAPTION     STATEMENT OF ADDITIONAL
        PART A                                          INFORMATION CAPTION
-----------------------------------------------------------------------------
 13                            *                      Investment Objectives
                                                      and Policies; Certain
                                                      Investment Restrictions

 14                            *                      Those Responsible for
                                                      Management

 15                            *                      Those Responsible for
                                                      Management

 16                            *                      Investment Advisory and
                                                      Other Services; Transfer
                                                      Agent Services; Custody
                                                      of Portfolio;
                                                      Independent Auditors

 17                            *                      Brokerage Allocation

 18                            *                      Description of Trust's
                                                      Shares

 19                            *                      Net Asset Value; Special
                                                      Redemptions

 20                            *                      Tax Status

 21                            *                      Not Applicable

 22                            *                      Calculation of
                                                      Performance

 23                            *                      Financial Statements


                               JOHN HANCOCK FUNDS
                             101 Huntington Avenue
                          Boston, Massachusetts 02199

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                   PROSPECTUS

                                January 5, 1996


The John Hancock Institutional Series Trust consists of twelve mutual funds, five of which are offered in this Prospectus (each a "Fund," and collectively, the "Funds"):

           JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II
                      JOHN HANCOCK INDEPENDENCE VALUE FUND
                     JOHN HANCOCK INDEPENDENCE GROWTH FUND
              JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND
                    JOHN HANCOCK INDEPENDENCE BALANCED FUND
--------------------------------------------------------------------------------


                                 TABLE OF CONTENTS                                      Page
                                                                                        ----
Expense Information................................................................       2
The Funds' Financial Highlights....................................................       3
An Overview of the Funds...........................................................       8
Investment Policies and Strategies.................................................       9
Who May Buy Shares.................................................................      11
Investors' Guide to Services.......................................................      12
     How to Buy Shares.............................................................      12
     Opening an Account............................................................      12
     Buying Additional Shares......................................................      13
     Reports to Shareholders.......................................................      13
     Share Price...................................................................      13
     Redeeming Shares..............................................................      14
     Exchange Privilege............................................................      15
Organization and Management of the Funds...........................................      16
The Funds' Expenses................................................................      16
Dividends and Taxes................................................................      17
Performance........................................................................      18
Risk Factors, Investments and Techniques...........................................      18


     This Prospectus sets forth information about the Funds, which are each a series of John Hancock Institutional Series Trust (the "Trust"), that you should know before investing. Please read and retain it for future reference.


        Additional information about the Trust and the Funds has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Funds' Statement of Additional Information dated January 5, 1996, which is incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Investor Services Corporation, P.O. Box 9277, Boston, Massachusetts 02205-9277, 1-800-755-4371.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]                                          [LOGO]Printed on Recycled Paper.

EXPENSE INFORMATION

     The purpose of the following information is to help you to understand the various costs and expenses that you will bear, directly or indirectly. Since the Funds have a limited operating history, the costs and expenses included in the table and hypothetical example below are based on estimated fees and expenses for the Funds' fiscal year ending February 29, 1996 and should not be considered as representative of future expenses. Actual expenses may be greater or less than those shown.

 SHAREHOLDER TRANSACTION EXPENSES                                                                       ALL FUNDS
                                                                                                        ---------
 Maximum Sales Charge (as a percentage of offering price)                                                  NONE
 Sales Charge on Reinvested Dividends                                                                      NONE
 Deferred Sales Charge and Redemptions                                                                     NONE
 Redemption Fees                                                                                           NONE*
 Exchange Fees                                                                                             NONE

                                                    EXAMPLE: You would pay the
                                                    following expenses for the
                                                    indicated period of years on
                                                    a hypothetical $1,000
                                                    investment assuming a 5%
                                                    annual rate of return and a
                                                    voluntary expense limitation
                                                    as noted below: +

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)

                                           MANAGEMENT                 TOTAL FUND
                                            FEE (NET                  OPERATING
                                               OF        OTHER     EXPENSES (NET OF                                    3
                                           LIMITATION) EXPENSES**   LIMITATION)***                1 YEAR             YEARS
                                           ----------  ----------  ----------------               ------             ------
 DIVERSIFIED CORE EQUITY FUND II              0.12%       0.58%          0.70%                     $  7               $ 22
 VALUE FUND                                   0.37%       0.58%          0.95%                     $ 10               $ 30
 GROWTH FUND                                  0.37%       0.58%          0.95%                     $ 10               $ 30
 MEDIUM CAPITALIZATION FUND                   0.42%       0.58%          1.00%                     $ 10               $ 32
 BALANCED FUND                                0.32%       0.58%          0.90%                     $  9               $ 29


---------------

  * Redemption by wire fee (currently $4.00) not included.
 ** Other Expenses include transfer agent, legal, audit, custody and other expenses.
*** Estimated for the Funds based on expenses to have been incurred if shares had been in existence for an entire fiscal year. Total Fund Operating
    Expenses in the table reflect a voluntary limitation by the Funds' Adviser.
    Without such limitation, the Management Fee would have been, and Total Fund
    Operating Expenses would have been estimated, respectively, as the following: Diversified Core Equity Fund II, 0.50% and 1.08%; Value Fund,
    0.80% and 1.38%; Growth Fund, 0.80% and 1.38%; Medium Capitalization Fund,
    0.80% and 1.38%; and Balanced Fund, 0.70% and 1.28%.

  + This example should not be considered a representation of the Funds' actual or future expenses, which may be greater or less than those shown.

The management fee referred to above is more fully explained in this Prospectus under the caption "THE FUNDS' EXPENSES" and in the Statement of Additional Information under the caption "INVESTMENT ADVISORY AND OTHER SERVICES."


THE FUNDS' FINANCIAL HIGHLIGHTS

     John Hancock Independence Diversified Core Equity Fund II

     The following table includes selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows.

                                                                                                   FOR THE PERIOD
                                                                                                   MARCH 10, 1995
                                                                                                  (COMMENCEMENT OF
                                                                                                   OPERATIONS) TO
                                                                                                   JUNE 30, 1995
                                                                                                    (UNAUDITED)
                                                                                                  ----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period..............................................................       $  8.50(b)
                                                                                                         -------
Net Investment Income.............................................................................          0.03
Net Realized and Unrealized Gain on Investments...................................................          0.78
                                                                                                         -------
          Total from Investment Operations........................................................          0.81
Less Distributions:
     Dividends from Net Investment Income.........................................................         (0.02)
                                                                                                         -------
Net Asset Value, End of Period....................................................................       $  9.29
                                                                                                         =======
Total Investment Return at Net Asset Value(d).....................................................          9.50%(c)

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).........................................................       $85,467
Ratio of Expenses to Average Net Assets...........................................................          0.70%*
Ratio of Adjusted Expenses to Average Net Assets(a)(e)............................................          1.54%*
Ratio of Net Investment Income to Average Net Assets..............................................          3.87%*
Ratio of Adjusted Net Investment Income to Average Net Assets(a)(e)...............................          3.03%*
Portfolio Turnover Rate...........................................................................             2%

---------------
  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the voluntary limitation, total investment return would have been lower.

(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the fund grow.


     John Hancock Independence Value Fund



     The following table includes selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows.

                                                                                                    FOR THE PERIOD
                                                                                                   OCTOBER 2, 1995
                                                                                                   (COMMENCEMENT OF
                                                                                                    OPERATIONS) TO
                                                                                                     NOVEMBER 30,
                                                                                                         1995
                                                                                                     (UNAUDITED)
                                                                                                   ----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period..............................................................       $  8.50(b)
                                                                                                         -------
Net Investment Income.............................................................................          0.05
Net Unrealized Gain on Investments................................................................          0.33
                                                                                                         -------
          Total from Investment Operations........................................................          0.38
Net Asset Value, End of Period....................................................................       $  8.88
                                                                                                         =======
Total Investment Return at Net Asset Value(d).....................................................          4.47%(c)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).........................................................       $   522
Ratio of Expenses to Average Net Assets...........................................................          0.95%*
Ratio of Adjusted Expenses to Average Net Assets(a)(e)............................................         16.87%*
Ratio of Net Investment Income to Average Net Assets..............................................          3.31%*
Ratio of Adjusted Net Investment Loss to Average Net Assets(a)(e).................................        (12.61)%*
Portfolio Turnover Rate...........................................................................             0%


---------------

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the voluntary limitation, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the Fund grow.


     John Hancock Independence Growth Fund



     The following table includes selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows.

                                                                                                     FOR THE PERIOD
                                                                                                    OCTOBER 2, 1995
                                                                                                    (COMMENCEMENT OF
                                                                                                     OPERATIONS) TO
                                                                                                      NOVEMBER 30,
                                                                                                          1995
                                                                                                      (UNAUDITED)
                                                                                                    ----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period..............................................................       $  8.50(b)
                                                                                                         -------
Net Investment Income.............................................................................          0.02
Net Unrealized Gain on Investments................................................................          0.31
                                                                                                         -------
          Total from Investment Operations........................................................          0.33
Net Asset Value, End of Period....................................................................       $  8.83
                                                                                                         =======
Total Investment Return at Net Asset Value(d).....................................................          3.88%(c)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).........................................................       $   519
Ratio of Expenses to Average Net Assets...........................................................          0.95%*
Ratio of Adjusted Expenses to Average Net Assets(a)(e)............................................         16.89%*
Ratio of Net Investment Income to Average Net Assets..............................................          1.19%*
Ratio of Adjusted Net Investment Loss to Average Net Assets(a)(e).................................        (14.75)%*
Portfolio Turnover Rate...........................................................................             0%


---------------

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the voluntary limitation, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.


     John Hancock Independence Medium Capitalization Fund



     The following table includes selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows.

                                                                                                      FOR THE PERIOD
                                                                                                     OCTOBER 2, 1995
                                                                                                     (COMMENCEMENT OF
                                                                                                      OPERATIONS) TO
                                                                                                       NOVEMBER 30,
                                                                                                           1995
                                                                                                       (UNAUDITED)
                                                                                                     ----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period..............................................................        $ 8.50(b)
                                                                                                          ------
Net Investment Income.............................................................................          0.04(c)
Net Unrealized Gain on Investments................................................................          0.28
                                                                                                          ------
          Total from Investment Operations........................................................          0.32
Net Asset Value, End of Period....................................................................        $ 8.82
                                                                                                          ======
Total Investment Return at Net Asset Value(e).....................................................          3.77%(d)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).........................................................        $3,389
Ratio of Expenses to Average Net Assets...........................................................          1.00%*
Ratio of Adjusted Expenses to Average Net Assets(a)(f)............................................          7.62%*
Ratio of Net Investment Income to Average Net Assets..............................................          2.74%*
Ratio of Adjusted Net Investment Loss to Average Net Assets(a)(f).................................         (3.88)%*
Portfolio Turnover Rate...........................................................................             0%


---------------

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) On average month end shares outstanding.
(d) Not annualized.
(e) Without the voluntary limitation, total investment return would have been lower.
(f) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the fund grow.


     John Hancock Independence Balanced Fund



     The following table includes selected data for a share outstanding throughout the period indicated. Total investment return, key ratios and supplemental data are listed as follows.

                                                                                                      FOR THE PERIOD
                                                                                                       JULY 6, 1995
                                                                                                     (COMMENCEMENT OF
                                                                                                      OPERATIONS) TO
                                                                                                       NOVEMBER 30,
                                                                                                           1995
                                                                                                       (UNAUDITED)
                                                                                                     ----------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period..............................................................       $ 8.50(b)
                                                                                                         ------
Net Investment Income.............................................................................         0.15
Net Realized and Unrealized Gain on Investments...................................................         0.48
                                                                                                         ------
          Total from Investment Operations........................................................         0.63
Less Distributions:
     Dividends from Net Investment Income.........................................................        (0.07)
Net Asset Value, End of Period....................................................................       $ 9.06
                                                                                                         ======
Totalw Investment Return at Net Asset Value(d).....................................................         7.40%(c)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted).........................................................       $5,106
Ratio of Expenses to Average Net Assets...........................................................         0.90%*
Ratio of Adjusted Expenses to Average Net Assets(a)(e)............................................         7.20%*
Ratio of Net Investment Income to Average Net Assets..............................................         4.52%*
Ratio of Adjusted Net Investment Loss to Average Net Assets(a)(e).................................        (1.78)%*
Portfolio Turnover Rate...........................................................................            5%

---------------

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Without the voluntary limitation, total investment return would have been lower.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the fund grow.


AN OVERVIEW OF THE FUNDS

JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II seeks above-average total return consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the Standard and Poor's 500 Composite Stock Index[REGISTERED TRADEMARK] (the "S&P 500 Index").

JOHN HANCOCK INDEPENDENCE VALUE FUND seeks above-average total return. The Fund emphasizes relatively undervalued securities and seeks higher dividend yield than the Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark portfolio is the Russell 1000 Value
Index[REGISTERED TRADEMARK].

JOHN HANCOCK INDEPENDENCE GROWTH FUND seeks above-average total return. The Fund emphasizes investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index[REGISTERED TRADEMARK].

JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND seeks above-average total return. The Fund emphasizes investments in securities of medium-sized companies that tend to be at a stage of development where their growth is higher than the average of all companies. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.

JOHN HANCOCK INDEPENDENCE BALANCED FUND seeks above-average total return through capital appreciation and income. The Fund invests in a balanced portfolio actively allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index[REGISTERED TRADEMARK] and the Lehman Brothers Government/Corporate Bond Index.

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The sub-adviser of each Fund is Independence Investment Associates, Inc. ("IIA" or the "Sub-adviser"), also a wholly-owned indirect subsidiary of the Life Company.
---------------
[REGISTERED TRADEMARK] "Standard & Poor's 500" and "S&P 500" are registered trademarks of Standard & Poor's Ratings Group. "Russell 1000 Value Index" and "Russell 1000 Growth Index" are registered trademarks of Frank Russell Company. None of the Funds, the Adviser or the Sub-Adviser is affiliated with Standard & Poor's Corporation, Frank Russell Company, Lehman Brothers (publisher of the Lehman Brothers Government/Corporate Bond Index) or Callan Associates, Inc. (publisher of the Callan Medium Capitalization Index and the Callan Broad Market Index).

                            ------------------------


Risk Factors. Each Fund is a recently organized series of the Trust and has a limited operating history. There can be no assurance that the Funds will achieve their investment objectives. An investment in one or more of the Funds is intended for long-term investors who can accept the risks associated with investing primarily in equity and fixed-income securities. The Funds' investments will be subject to market fluctuation and other risks inherent in all securities. The yield, return and price volatility of each Fund depend on the type and quality of its investments as well as market and other factors. In addition, a Fund's potential investments and management techniques may entail specific risks. For additional information about risks associated with an investment in one or more of the Funds, see "RISK FACTORS, INVESTMENTS AND TECHNIQUES" on page 18.

INVESTMENT POLICIES AND STRATEGIES

Each Fund invests in common stocks. IIA considers stocks which combine value and improving fundamentals to be attractive investments for the Funds. In determining what constitutes "value," IIA seeks stocks with the following attributes: high growth relative to price/earning ratio, rising dividend stream, and high asset value. To determine whether a company's stock exhibits improving fundamentals, IIA looks for accelerating earnings growth, positive earnings surprises when compared to the market's expectations, and favorable cyclical timing. Each stock is given a score and ranked from most to least attractive based on how cheap it is and how much its fundamentals are improving. IIA selects stocks from the top of this list and observes a mandatory sell policy of the bottom quintile. IIA calls this strategy of ranking an index of stocks and nixing out the bottom-ranked issues: "NIXDEX".

-------------------------------------------------------------------------------
                 EACH FUND INVESTS A PERCENTAGE OF ITS TOTAL
                 ASSETS IN COMMON STOCKS.
-------------------------------------------------------------------------------

The "Equity Funds" (Diversified Core Equity Fund II, Value Fund, Growth Fund, and Medium Capitalization Fund) will invest at least 65% of their assets in common stocks although, under normal market conditions, the Equity Funds will be substantially fully invested in common stocks. The Balanced Fund will allocate its investments between common stocks and fixed-income debt securities in varying ratios. However, under normal market conditions, at least 25% of the Balanced Fund's portfolio will be invested in common stocks and 25% in fixed-income senior securities.

Each Fund may invest in fixed-income securities. Although under normal market conditions each Equity Fund intends to be substantially fully invested in common stocks, each Equity Fund will normally invest in fixed-income securities for purposes of managing its cash position and for temporary defensive purposes. These fixed-income securities will be rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if unrated, determined to be of comparable quality by IIA.

-------------------------------------------------------------------------------
                 EACH FUND MAY INVEST A PORTION OF ITS TOTAL
                 ASSETS IN CORPORATE AND GOVERNMENTAL FIXED-
                 INCOME DEBT SECURITIES.
-------------------------------------------------------------------------------

Under normal market conditions, the Balanced Fund will normally invest at least 25% of its total assets in fixed-income senior securities. These fixed-income securities will be rated investment grade, i.e., Baa by Moody's or BBB by S&P or, if unrated, determined to be of investment grade quality by IIA. Fixed-income securities rated Baa or BBB are considered of medium-grade quality with speculative characteristics. Adverse economic conditions or changing circumstances may weaken the issuer's capacity to pay interest and repay principal on these securities.

The Equity Funds may retain fixed-income securities whose ratings are downgraded below A until IIA determines that disposing of such securities is in the best interest of the affected Fund. The Balanced Fund may retain fixed-income securities whose ratings are downgraded below investment grade until IIA determines that disposing of such securities is in the best interest of the Fund.

The value of fixed-income securities generally varies inversely with interest rates. The longer the maturity of the fixed-income security, the more volatile will be changes in its value resulting from changes in interest rates. The value of fixed-income securities with conversion features, however, will also be affected by changes in the value of the common stock into which such fixed-income securities are convertible.

When, in the opinion of IIA, extraordinary market or economic conditions warrant, each Fund may, for temporary defensive purposes, hold cash, cash equivalents or fixed-income securities without limitation.

Each Fund may invest in the securities of foreign issuers in the form of American Depository Receipts ("ADRs") that are denominated in U.S. dollars and traded on an exchange in the United States. Each Fund may purchase securities on a forward commitment or when-issued basis and illiquid securities. In addition, each Fund may lend portfolio securities and may make temporary investments in short-term securities, including repurchase agreements and other money market instruments, in order to receive a return on excess cash. See "RISK FACTORS, INVESTMENTS AND TECHNIQUES" for more information on the Funds' investments.

-------------------------------------------------------------------------------
                 EACH FUND MAY EMPLOY CERTAIN INVESTMENT
                 STRATEGIES AND TECHNIQUES TO HELP ACHIEVE ITS
                 INVESTMENT OBJECTIVE.
-------------------------------------------------------------------------------

Each Fund has adopted investment restrictions which are enumerated in detail in the Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

Each Fund's portfolio of investments is comprised of securities of entities that, while not identical to those of the particular benchmark index, have similar performance characteristics and risk profiles. Each Fund will seek to establish a performance record that exceeds that of the particular benchmark index. See page 7 for a description of each benchmark index.

-------------------------------------------------------------------------------
                 EACH FUND'S PORTFOLIO CHARACTERISTICS AND RISK
                 PROFILE ARE BENCHMARKED TO A SPECIFIC
                 PERFORMANCE INDEX.
-------------------------------------------------------------------------------

- The Diversified Core Equity Fund II's performance and risk profile benchmark is the S&P 500 Index[REGISTERED TRADEMARK].

- The Value Fund's performance and risk profile benchmark is the Russell 1000 Value Index[REGISTERED TRADEMARK].

- The Growth Fund's performance and risk profile benchmark is the Russell 1000 Growth Index[REGISTERED TRADEMARK].

- The Medium Capitalization Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.

- The Balanced Fund's performance and risk profile benchmark is an equally-weighted composite of the S&P 500 Index[REGISTERED TRADEMARK] and the Lehman Brothers Government/Corporate Bond Index.

In attempting to exceed the performance of the S&P 500 Index[REGISTERED TRADEMARK], the DIVERSIFIED CORE EQUITY FUND II focuses on securities of companies offering capital growth and/or income potential over both the intermediate and long term.

In attempting to exceed the performance of the Russell 1000 Value Index[REGISTERED TRADEMARK], the VALUE FUND focuses on common stocks of companies which are undervalued given current market and economic conditions. IIA selects common stocks of companies with stock prices which, in its opinion, are undervalued relative to the securities' intrinsic value and the stock market in general at the time of purchase based on such measures as the Russell 1000 Value Index[REGISTERED TRADEMARK] and price/earnings ratios, price/book ratios, and yield.

In attempting to exceed the performance of the Russell 1000 Growth Index[REGISTERED TRADEMARK], the GROWTH FUND emphasizes investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield and which appear inexpensive relative to the Index. The Growth Fund invests in the securities of companies whose growth in the areas of earnings or gross sales measured either in dollars or in unit volume may exceed that of the average of the companies whose securities are included in the Russell 1000 Growth Index[REGISTERED TRADEMARK]. IIA seeks out companies with above-average growth potential in the future, typically by investing in companies that have high long-term earnings growth relative to the securities of other companies. The securities of these companies generally command high multiples (price/earnings ratios) in the stock markets over time.

In attempting to exceed the performance of the Callan Medium Capitalization Index, the MEDIUM CAPITALIZATION FUND consists of a portfolio whose risk profile matches a portfolio of companies whose market capitalization at the time of purchase falls within the capitalization range of the Callan Medium Capitalization Index. Currently, companies with a market capitalization of between $1 billion and $5 billion fall within this range. Companies whose capitalization falls outside this range after purchase continue to be considered medium capitalized companies for purposes of the Fund's investment policies. The stocks of medium-capitalized companies generally involve more short-term volatility than stocks of companies with a larger capitalization, but significantly less volatility and lower trading costs than are usually associated with stocks of small-capitalization companies. Typically, a medium capitalization company has passed through its start-up and initial establishment phase yet is still small enough to react more quickly than large-capitalization companies to changes in the marketplace that may present opportunities for the company.

In attempting to exceed the performance of the composite of the S&P 500 Index[REGISTERED TRADEMARK] and the Lehman Brothers Government/Corporate Bond Index, the BALANCED FUND will invest in both equity and fixed-income securities. IIA looks at broad market and economic variables to determine the overall mix of the Fund's assets between equity and fixed-income securities. IIA expects that, under normal circumstances, between 25% and 75% of the Fund's assets will be allocated to the fixed-income class and the balance of the Fund's assets will be invested in common stocks. At all times, however, at least 25% of the Fund's assets will be invested in fixed-income senior securities. As market and economic conditions change, IIA gradually adjusts the asset mix, but has no fixed formula to determine the timing of any adjustment to the allocation of the asset classes. IIA considers the following factors in its analysis of market and economic variables: prospective return spreads among stocks, bonds and bills; the absolute valuation levels of both the stock and bond markets; the stage of the economic cycle; the direction and intent of the government's monetary policies; and inflationary trends.

INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II. The S&P 500
Index[REGISTERED TRADEMARK] is comprised of 500 industrial, utility, transportation and financial companies in the United States markets. Most of these companies are listed on the New York Stock Exchange (the "Exchange"). Companies included in the S&P 500 Index[REGISTERED TRADEMARK] represent about 75% of the Exchange's market capitalization and 30% of the Exchange's issuers. The S&P 500 Index[REGISTERED TRADEMARK] is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

-------------------------------------------------------------------------------
                 EACH FUND'S PERFORMANCE AND RISK BENCHMARK HAS
                 CERTAIN CHARACTERISTICS.
-------------------------------------------------------------------------------

INDEPENDENCE VALUE FUND. The Russell 1000 Value Index[REGISTERED TRADEMARK] is comprised of stocks of companies from the Russell 1000 Index(R) with a less-than-average growth orientation. The Russell 1000 Value
Index[REGISTERED TRADEMARK] represents the universe of stocks from which value managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization, domestic corporations.

INDEPENDENCE GROWTH FUND. The Russell 1000 Growth Index[REGISTERED TRADEMARK] is comprised of stocks of companies from the Russell 1000 Index[REGISTERED TRADEMARK] with a greater-than-average growth orientation. The Russell 1000 Growth Index[REGISTERED TRADEMARK] represents the universe of stocks from which growth managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization domestic corporations.

INDEPENDENCE MEDIUM CAPITALIZATION FUND. The Callan Medium Capitalization Index is a subset of the Callan Broad Market Index. The Callan Broad Market Index includes common stocks of the two thousand largest companies with capitalizations ranging between $85 million and $75 billion. The Callan Medium Capitalization Index covers about 25% of the Callan Broad Market Index with companies that range from approximately $1 billion to $5 billion in capitalization. The Callan Medium Capitalization Index includes both growth and value stocks.

INDEPENDENCE BALANCED FUND. The S&P 500 Index[REGISTERED TRADEMARK] is a capitalization-weighted index comprised of 500 publicly traded industrial, utility, transportation, and financial companies located in the United States markets. The Diversified Core Equity Fund II (see above) is benchmarked to this Index. The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (i.e., rated Baa or higher by Moody's or BBB or higher by S&P). Issues must have at least one year to maturity and the Lehman Brothers Government-Corporate Index is rebalanced monthly by market capitalization.

The primary consideration in choosing brokerage firms to carry out the Fund's transactions is execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of shares of the Funds. Pursuant to procedures determined by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser and the Sub-adviser. These brokers include Tucker, Anthony Incorporated, John Hancock Distributors, Inc. and Sutro and Company, Inc., which are indirectly owned by the Life Company, which in turn indirectly owns the Adviser and the Sub-adviser. Fixed-income securities are generally purchased and sold in transactions directly with dealers acting as principal and involve a "spread" rather than a commission.

-------------------------------------------------------------------------------
                 BROKERS ARE CHOSEN FOR FUND TRANSACTIONS ON
                 THE BASIS OF BEST PRICE AND EXECUTION.
-------------------------------------------------------------------------------

WHO MAY BUY SHARES

INVESTORS ARE LIMITED TO THE QUALIFIED RETIREMENT PLANS ("PLANS") AND INSTITUTIONS DEFINED BELOW. THERE IS NO SALES CHARGE. John Hancock Funds, Inc. ("JH Funds") may make payment out of its own resources to a Selling Broker who sells shares of a Fund in an amount not to exceed 0.15% of the amount invested.

PLANS are defined as follows: (a) unaffiliated benefit plans and (b) tax-exempt retirement plans of the Adviser and its affiliates, including the retirement plans of the Adviser's affiliated brokers. A PARTICIPANT is an individual employee participating in a Plan.

INSTITUTIONS are defined as follows: (a) certain trusts, endowment funds and foundations; (b) banks and insurance companies purchasing for their own account;
(c) investment companies not affiliated with the Adviser; (d) any entity taxed as a corporation for purposes of federal taxation; and (e) any state, county, city or any instrumentality, department, authority or agency thereof.

INVESTORS' GUIDE TO SERVICES

HOW TO BUY SHARES

Each Plan or Institution must make a minimum initial investment in a Fund of at least $250,000 unless you invest or have invested at least $1 million in the aggregate in any of the series of the Trust. There is no minimum initial investment applicable to employee benefit or retirement plans having 350 or more eligible employees.

The Trust includes the Funds as well as the following additional funds: John Hancock Small Capitalization Equity Fund, John Hancock Dividend Performers Fund, John Hancock Active Bond Fund, John Hancock Global Bond Fund, John Hancock Multi-Sector Growth Fund, John Hancock Fundamental Value Fund, and John Hancock International Equity Fund (the "John Hancock Series Funds") whose shares are offered by means of a separate prospectus available by calling 1-800-755-4371. Please read that prospectus before investing.

OPENING AN ACCOUNT

PARTICIPANTS
--------------------------------------------------------------------------------
    Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS AND INSTITUTIONS
--------------------------------------------------------------------------------
  BY CHECK      1.   Make check payable to John Hancock Investor Services Corporation
                     ("Investor Services").

                2.   Mail the completed account information package directly to Investor Services at:
                       John Hancock Investor Services Corporation
                       P.O. Box 9277
                       Boston, MA 02205-9277
---------------------------------------------------------------------------------------------
  BY WIRE       1.   Obtain an account number by calling 1-800-755-4371.

                2.   Instruct your bank to wire funds to:
                      First Signature Bank & Trust
                      John Hancock Deposit Account No. 900022260
                      ABA Routing No. 211475000
                      For credit to: [Full Name of Fund]
                      Your Account Number
                      Name(s) under which account is registered
                Please note that wires sent in this manner must be for mutual fund investments only.

                3.   In the case of multiple series purchases made by one wire, include clear instructions as to the specific allocation of the monies.

                4.   Mail the completed account information package directly to Investor
                     Services at P.O. Box 9277, Boston, MA 02205-9277.

                5.   Plan Sponsors may make arrangements for Automatic Clearing House ("ACH")
                     transactions and other types of wire transfers by contacting Investor
                     Services at 1-800-755-4371.
         ---------------------------------------------------------------------------------------------

Investor Services will open an account when it receives an investment in 'good order.' A 'good order' is defined as receipt of a completed account information package and the initial investment amount, if applicable.

OTHER REQUIREMENTS. All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received and a collection charge may be imposed. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m. New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Share certificates are not issued unless a request is made to Investor Services.

BUYING ADDITIONAL SHARES

PARTICIPANTS
-----------------------------------------------------------------------------------------------------
  Through your Sponsor according to your Plan.
-----------------------------------------------------------------------------------------------------
PLANS
-----------------------------------------------------------------------------------------------------
  BY CHECK      Please follow the procedures as set forth above for opening an account by check.
  BY WIRE       Please follow the procedures as as set forth above for opening an account by wire.
-----------------------------------------------------------------------------------------------------
INSTITUTIONS
-----------------------------------------------------------------------------------------------------
  BY CHECK      Please follow the procedures as set forth above for opening an account by check.
  BY WIRE       Please follow the procedures as set forth above for opening an account by wire.
  BY TELEPHONE  1.   Complete the "Invest-By Phone" and "Bank Information" sections on the
                     Account Application designating a bank account from which funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the ACH System.

                2.   After your authorization form has been processed, you may purchase additional shares by calling Investor Services toll-free at 1-800-755-4371.

                3.   Give the Investor Services representative the name(s) in which your account is registered, the Fund name, your account number, and the amount you wish to invest.

                4.   Your investment normally will be credited to your account the business day following your phone request.
------------------------------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS

Participants should direct all inquiries about the Funds to either the Plan Sponsor or Investor Services at 1-800-755-4371.

The Funds will issue an annual report containing audited financial statements and a semiannual report to shareholders (i.e., Plans or Institutions). A printed confirmation for each transaction affecting share balance or account registration will be provided to shareholders by Investor Services. Statements related to reinvestment of dividends will be furnished quarterly. A tax information statement will be mailed by January 31 of each year.

SHARE PRICE

SHARES OF EACH FUND ARE OFFERED AT THE NET ASSET VALUE ("NAV") OF THAT FUND. The NAV is the value of one share and is calculated by dividing that Fund's net assets by the number of outstanding shares of a Fund.

Equity securities in a Fund's portfolio that are listed or traded on an exchange or quoted on the Nasdaq National Market are generally valued at their last sale price as furnished by a pricing service which utilizes electronic pricing techniques. If no sale has occurred on the date assets are valued, or if the security is traded only in the over-the-counter market, it will normally be valued at its last available bid price. Fixed-income securities are generally valued by a pricing service which uses electronic pricing techniques based on general institutional trading. Some securities are valued at fair value based on procedures approved by the Board of Trustees, and for certain other securities, the amortized cost method is used if the Trustees determine, in good faith, that this cost approximates fair value as described more fully in the Statement of Additional Information. The NAV is calculated once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m. New York time) on each day the Exchange is open.
Shares of the Fund are sold at the NAV computed after your investment is received in 'good order' by Investor Services. The Fund will normally issue shares for cash consideration only.

REDEEMING SHARES

The payment of redemption proceeds will be made by check or electronic credit to a shareholder's account at a financial institution, generally on the next business day. When you redeem your shares, you may realize a gain or loss. Under unusual circumstances a Fund may suspend redemptions or postpone payment as permitted by the Federal securities laws, which could be up to seven (7) days. A Fund may hold payment until reasonably satisfied that investments which were recently made by check have been collected, which may take up to 10 calendar days.

PARTICIPANTS
--------------------------------------------------------------------------------
  Through your Sponsor according to your Plan.
--------------------------------------------------------------------------------

PLANS
--------------------------------------------------------------------------------
  IN WRITING         Send a letter of instruction specifying the name of the Fund, the dollar amount or the number of shares to be redeemed, your name, your account number and the additional requirements listed below that apply to your particular account.

  CORPORATION OR     Letter of instruction and a corporate resolution, signed by person(s)
  ASSOCIATION        authorized to act on the account with the signature(s) guaranteed.

  TRUST              Letter of instruction signed by the Trustee(s) with a signature(s)
                     guaranteed. (If the Trustee's name is not registered on your account, also provide a copy of the Trust document, certified within the last 60 days.)
                     IF YOU DO NOT FALL INTO EITHER OF THESE REGISTRATION CATEGORIES PLEASE
                     CALL 1-800-755-4371 FOR FURTHER INSTRUCTIONS.
                     If you have share certificates you must submit them with your letter of instruction.

  BY WIRE            Redemption proceeds of $1,000 or more can be wired on the next business day to your designated bank account and a small fee may be deducted. You may also use electronic funds transfer to your assigned bank account and the funds are usually collectable after 2 business days. Your bank may or may not charge a fee for this service. Redemptions of less than $1,000 will be sent by check or electronic funds transfer.
                     Wire redemption is not available for Fund shares in certificate form.
---------------------------------------------------------------------------------------------------
INSTITUTIONS
---------------------------------------------------------------------------------------------------
  IN WRITING        Please follow the instructions as set forth for Plans on how to redeem in writing.

  BY WIRE           Please follow the instructions as set forth for Plans on how to redeem by wire.

  BY TELEPHONE      As an Institution you are automatically eligible for the telephone redemption privilege. Call 1-800-755-4371, from 8:00 a.m. to 4:00 p.m. (New
                    York time), Monday through Friday, excluding days on which the Exchange is closed. Investor Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.
                    You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last 30 days. A check will be mailed to the exact name(s) and address on the account.
                    If reasonable procedures, such as those described above, are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Funds nor Investor Services will be liable for any loss or expense for acting upon telephone instructions made in accordance with the procedures mentioned above.
                    Telephone redemption is not available for Fund shares in certificate form.
                    During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls.
                    During such times you should consider placing redemption requests in writing or using EASI-line. EASI-line is a telephone number which is listed on account statements.
---------------------------------------------------------------------------------------------------

WHO MAY GUARANTEE YOUR SIGNATURE. A signature guarantee is a widely accepted way to protect you and the Funds by verifying the signature on your request. It may not be provided by a notary public. If the net asset value of the shares redeemed is $100,000 or less or if this is a total redemption of a Plan's assets, Investor Services may guarantee the signature. The following institutions may provide you with a signature guarantee, provided that the institution meets credit standards established by Investor Services: (i) a bank;
(ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or clearing agency.

EXCHANGE PRIVILEGE

There is no sales charge for exchanges within the Trust. An exchange is a redemption of shares in one Fund and the purchase of shares in another Fund within the Trust. Read the Prospectus of the Fund into which you want to exchange.
When you make an exchange, your account registration must be identical in both the existing and new account. The exchange privilege is available only in states where the exchange can be made legally.

PARTICIPANTS
--------------------------------------------------------------------------------
 Should your investment objective change or if you wish to achieve further diversification, you must contact your Plan Sponsor to determine Plan requirements for exchanging shares among the Funds of the Trust or other investment options available under your Plan.
--------------------------------------------------------------------------------



PLANS
--------------------------------------------------------------------------------------------------------
  IN WRITING    1.   In a letter request an exchange and list the following:
                     -- the name of the Fund to be exchanged out of
                     -- the account number
                     -- name(s) in which the account is registered
                     -- name of the Fund in which to invest the exchanged shares
                     -- the number of shares or the dollar amount wished to be exchanged.

                Sign the request exactly as the account is registered.
                2.   Mail the request and information to:

                     John Hancock Investor Services Corporation
                     Attn:  Institutional Services
                     P.O. Box 9277
                     Boston, MA 02205-9277
--------------------------------------------------------------------------------------------------------


INSTITUTIONS
--------------------------------------------------------------------------------------------------------


  IN WRITING    Please follow the instructions as set forth for Plans on how to exchange shares in writing.

  BY TELEPHONE  1.   Exchange by telephone is automatically authorized unless the box indicating that the telephone exchange privilege is not desired is marked.

                2.   Call 1-800-755-4371. Have the account number of the Fund to be exchanged out of and the exact name in which it is registered available to give to the telephone representative.
--------------------------------------------------------------------------------------------------------

Each Fund reserves the right to require Institutions to keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before they are permitted a new exchange. Participants may exchange shares according to Plan provisions. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.

SPECIAL INVESTMENT PRIVILEGE FOR FORMER PLAN PARTICIPANTS. A former Participant in a Plan may invest the redemption proceeds of Fund shares beneficially owned by the Participant without a sales charge in other John Hancock funds.

Participants may only invest in the Funds through a Plan. If a Participant elects or is required to withdraw from a Plan, the shares cannot be transferred into an account in the name of the Participant. In this circumstance the Participant may, subject to any other rights or restrictions under the Plan, cause the Plan Sponsor to redeem shares of the Funds. The proceeds of such redemption may be either distributed to the Participant or rolled over into an Individual Retirement Account or other retirement plan.

In either case, such proceeds may be invested at NAV without the imposition of a sales charge in shares of any other fund (other than those of the Trust) in the John Hancock family of funds. If the fund selected by the Participant has more than one class of shares, the privilege of purchasing shares at NAV will only apply to Class A shares. A Participant should obtain and carefully read the Prospectus of each John Hancock fund in which the Participant is considering an investment.

A Participant may obtain a Prospectus, establish an Individual Retirement Account and arrange the rollover of redemption proceeds by contacting Investor Services at 1-800-755-4371. Unlike a rollover, the distribution of redemption proceeds to a Participant may subject the Participant to tax withholding equal to 20% of the amount of the distribution.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

Each Fund is organized as a separate portfolio of the Trust, which is an open-end investment management company organized as a Massachusetts business trust in 1994. The Trust has an unlimited number of authorized shares and currently has eleven distinct funds. The John Hancock Series Funds are offered through a separate prospectus.

Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends, and liquidation within their respective Fund. The Trustees also have the authority without further shareholder approval to establish additional funds within the Trust and to classify and reclassify the shares of the Funds, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract.

-------------------------------------------------------------------------------
                 THE TRUSTEES ELECT OFFICERS AND RETAIN THE
                 ADVISER AND THE SUB-ADVISER WHO ARE
                 RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF
                 THE FUNDS, SUBJECT TO THE TRUSTEES' POLICIES
                 AND SUPERVISION.
-------------------------------------------------------------------------------

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote. Liabilities attributable to one Fund are not charged against the assets of any other Fund.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. The Sub-adviser was formed in 1982 as an indirect wholly-owned subsidiary of the Life Company and provides investment advice and advisory services to other investment companies and various additional clients, primarily institutional clients. Total assets managed by the Sub-adviser amount to approximately $19 billion. The organization of the Sub-adviser is such that all investment decisions are made by the portfolio management team and no single person is primarily responsible for making recommendations to the team.

-------------------------------------------------------------------------------

                 JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT
                 COMPANIES HAVING TOTAL ASSETS OF OVER $16
                 BILLION.

-------------------------------------------------------------------------------

JH Funds distributes shares for all of the John Hancock mutual funds directly and through selected broker-dealers ("Selling Brokers"). Certain officers of the Trust are also officers of the Adviser and JH Funds.

In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the Sub-Adviser and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of management.

THE FUNDS' EXPENSES

Each Fund pays a monthly fee to the Adviser for managing the Fund's investment and business affairs, which is equal on an annual basis to a percentage of the
Fund's average daily net assets. The Adviser (not the Fund) pays a monthly fee to the Sub-adviser for sub-advisory services provided to each Fund. These fees are as follows:
                                                   ADVISORY FEE
              FUND                                 PAID BY FUND
              ----                                 ------------
Diversified Core Equity Fund II        .50% of the average daily net assets.
Value Fund, Growth Fund and Medium     .80% of the average daily net assets up to $500
  Capitalization Fund                  million; .75% of such assets in excess of $500 million.
Balanced Fund                          .70% of the average daily net assets up to $500
                                       million; .65% of such assets in excess of $500 million.

While higher than the investment advisory fees paid by other investment companies in general, the advisory fees paid by Value Fund, Growth Fund and Medium Capitalization Fund are comparable to those paid by many investment companies with similar investment objectives and policies. The Adviser pays a portion of its advisory fee from each Fund to IIA as follows:

Diversified Core Equity Fund II, 80% of the advisory fee payable on the Fund's average daily net assets; Value Fund, Growth Fund and Medium Capitalization Fund, 55% of the advisory fee payable on the Fund's average daily net assets; and Balanced Fund, 60% of the advisory fee payable on the Fund's average daily net assets.

Each Fund pays fees to the Independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit a Fund's expenses to not more than a specified percentage of average net assets. The Adviser retains the right to impose such fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year. The Adviser has voluntarily agreed to limit each Fund's expenses until further notice to the percentages of each Fund's average net assets specified under "EXPENSE INFORMATION."

-------------------------------------------------------------------------------
                 EACH FUND PAYS CERTAIN ADDITIONAL EXPENSES.
-------------------------------------------------------------------------------

DIVIDENDS AND TAXES

Dividends from net investment income of the Value Fund, Growth Fund and Medium Capitalization Fund are declared annually and paid annually. Dividends from net investment income of Diversified Core Equity Fund II and Balanced Fund are declared quarterly and paid quarterly.

Capital gains distributions are generally declared annually. Dividends are reinvested in additional shares unless you elect the option to receive them entirely in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to reinvestment in additional shares.

TAXATION. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders at least annually. For institutional investors who are not exempt from federal income taxes, dividends from a Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from a Fund's net long-term capital gains are taxable as long-term capital gains. These dividends and capital gains are taxable whether they are reinvested in additional shares or received in cash unless you are exempt from taxation or entitled to tax deferral. Certain dividends may be paid by a Fund in January of a given year but may be taxable to shareholders as if received on December 31 of the prior year. Each Fund will send you a statement by January 31 showing the tax status of the distributions you received for the prior year. Plan participants should consult their Plan sponsor for tax information.

When you redeem (sell) or exchange shares you may realize a gain or loss.

On the account application you must certify that the social security or other taxpayer identification number you provide is correct and that you are not subject to back-up withholding of federal income tax unless you are a corporation or other entity that is exempt from backup withholding. If you do not provide this information or are otherwise subject to such withholding, the applicable Fund may be required to withhold 31% of your dividends, redemptions and exchanges.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from a Fund. In many states, a portion of the Fund's dividends that represent interest received by the Fund on direct U.S. Government obligations may be exempt from tax. The foregoing discussion relates to investors that are subject to tax. Different tax consequences will apply to Plan participants, tax-exempt investors and investors that are subject to tax deferral. Under the Code, a tax-exempt investor holding shares in the Funds for investment will not generally recognize unrelated business taxable income from its investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid during the relevant periods. You should consult your tax adviser for specific advice.

PERFORMANCE

Total return is based on the overall change in value of a hypothetical investment in a Fund. A Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows a Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in a Fund's performance, you should recognize that it is not the same as actual year-to-year results. Total return calculations are at net asset value because no sales charges are incurred by institutions eligible to buy the Funds.

-------------------------------------------------------------------------------
                 EACH FUND MAY ADVERTISE ITS TOTAL RETURN.
-------------------------------------------------------------------------------

Yield reflects the Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the net asset value per share on the last day of that period. Yield is also calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.

-------------------------------------------------------------------------------
                 BALANCED FUND MAY ALSO ADVERTISE ITS YIELD.
-------------------------------------------------------------------------------

The value of a Fund's shares, when redeemed, may be more or less than their original cost. Total return and yield are historical calculations and are not indications of future performance.

RISK FACTORS, INVESTMENTS AND TECHNIQUES

COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

DEBT OBLIGATIONS. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

PREFERRED STOCKS. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. The Balanced Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer. The Balanced Fund's investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Sub-Adviser will give primary emphasis to the attractiveness of the underlying common stock.

DEPOSITARY RECEIPTS. Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation and are designed for trading in United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

SMALLER CAPITALIZATION COMPANIES. Each Fund may invest in smaller-capitalization companies. These companies may have limited product lines and market and financial resources, or they may be dependent upon smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and, thus, undervalued by investors.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid investments which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable. Each Fund may also invest up to 15% of its assets in restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933.

LENDING OF SECURITIES AND REPURCHASE AGREEMENTS. For the purpose of realizing additional income, each Fund may lend to broker-dealers portfolio securities amounting to not more than 33 1/3% of their respective total assets taken at current value. Each Fund may also enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. These transactions must be fully collateralized at all times. However, they may involve some credit risk to a Fund if the other party should default on its obligation and that Fund is delayed in or prevented from recovering the collateral. Securities loaned by a Fund will remain subject to fluctuations of market value.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a forward or "when-issued" basis. When a Fund engages in when-issued transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield.

SHORT TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Short-term trading may have the effect of increasing portfolio turnover. The Funds do not intend to invest for the purpose of seeking short-term profits. Each Fund's particular portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions) when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

The portfolio turnover rate for Diversified Core Equity Fund II is shown in the section captioned "The Funds' Financial Highlights." The estimated portfolio turnover rate of Value Fund, Growth Fund and Medium Capitalization Fund, which had no operating history as of June 30, 1995, is expected to be less than 100%. The portfolio turnover rate of the fixed-income portion of Balanced Fund is expected to be 150% and the equity portion of that Fund is expected to be 65%. A higher rate of portfolio turnover (100% or greater) involves correspondingly higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for federal income tax purposes.

JOHN HANCOCK INSTITUTIONAL SERIES TRUST



   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   SUB-INVESTMENT ADVISER
   Independence Investment Associates, Inc.
   53 State Street
   Boston, Massachusetts 02109

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIAN
   Investors Bank & Trust Company
   24 Federal Street
   Boston, Massachusetts 02110

   TRANSFER AGENT
   John Hancock Investor Services
   Corporation
   P.O Box 9277
   Boston, Massachusetts 02205-9277

   INDEPENDENT ACCOUNTANTS
   Arthur Andersen LLP
   One International Place
   Boston, Massachusetts 02110-2640

HOW TO OBTAIN INFORMATION
ABOUT THE FUNDS

For Service Information
For Telephone Exchange
For Investment-by-Phone                 101 HUNTINGTON AVENUE
For Telephone Redempton                 BOSTON, MASSACHUSETTS 02199-7603
call 1-800-755-4371                     TELEPHONE 1-800-4371


JHD-KI00P    1/96

                   JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                            101 Huntington Avenue
                         Boston, Massachusetts 02199

                         consisting of twelve series,

                JOHN HANCOCK SMALL CAPITALIZATION EQUITY FUND
                    JOHN HANCOCK DIVIDEND PERFORMERS FUND
                        JOHN HANCOCK ACTIVE BOND FUND
                        JOHN HANCOCK GLOBAL BOND FUND
                    JOHN HANCOCK MULTI-SECTOR GROWTH FUND
                     JOHN HANCOCK FUNDAMENTAL VALUE FUND
                    JOHN HANCOCK INTERNATIONAL EQUITY FUND
          JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II
                     JOHN HANCOCK INDEPENDENCE VALUE FUND
                    JOHN HANCOCK INDEPENDENCE GROWTH FUND
             JOHN HANCOCK INDEPENDENCE MEDIUM CAPITALIZATION FUND
                   JOHN HANCOCK INDEPENDENCE BALANCED FUND
                (each, a "Fund" and collectively, the "Funds")

                     STATEMENT OF ADDITIONAL INFORMATION

                               JANUARY 5, 1996



     This Statement of Additional Information ("SAI") provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus dated December 11, 1995 and in the Independence Funds' Prospectus dated January 5, 1996 (together, the "Prospectuses").


     This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                  John Hancock Investor Services Corporation
                                P.O. Box 9277
                      Boston, Massachusetts  02205-9277
                                1-800-755-4371

                               TABLE OF CONTENTS


                                                           Cross-Referenced      Cross-Referenced
                                   Statement of            to John Hancock       to Independence
                              Additional Information         Series Funds        Funds Prospectus
                                       Page                Prospectus Page             Page

I.     Organization of the Trust         3                      21                      12

II.    Investment Objectives and
       Policies                          4
       -John Hancock Series Funds        4                       7                       -
       -Independence Funds               7                       -                       5

III.   Certain Investment
       Practices                         9                      25                      14

IV.    Investment Restrictions          24                       7                       5

V.     Those Responsible for
       Management                       29                      21                      12

VI.    Investment Advisory and
       Other Services                   39                      21                      12

VII.   Net Asset Value                  42                      18                       9

VIII.  Special Redemptions              43                       -                       -

IX.    Tax Status                       43                      24                      13

X.     Description of the Trust's
       Shares                           48                      18                       9

XI.    Calculation of Performance       50                      25                      14

XII.   Brokerage Allocation             51                      21                      12



XIII.  Transfer Agent Services          53              Back Cover      Back Cover

XIV.   Custody of Portfolio             53              Back Cover      Back Cover

XV.    Independent Auditors             54              Back Cover      Back Cover

XVI.   Financial Statements


Appendix A--Description of Securities Ratings
Appendix B-- Economic sectors in which Sector Opportunity Fund
Invests

I.  ORGANIZATION OF THE TRUST

John Hancock Institutional Series Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated October 31, 1994, as amended from time to time. The Trust currently has twelve series of shares designated as: John Hancock Small Capitalization Equity Fund ("Small Capitalization Fund"), John Hancock Dividend Performers Fund ("Dividend Performers Fund") (formerly John Hancock Berkeley Dividend Performers Fund), John Hancock Active Bond Fund ("Active Bond Fund") (formerly John Hancock Berkeley Bond Fund), John Hancock Global Bond Fund ("Global Bond Fund") (formerly John Hancock Berkeley Global Bond
Fund), John Hancock Multi-Sector Growth Fund ("Multi-Sector Growth Fund") (formerly John Hancock Berkeley Sector Opportunity Fund), John Hancock Fundamental Value Fund ("Fundamental Value Fund") (formerly John Hancock Berkeley Fundamental Value Fund), John Hancock International Equity Fund ("International Equity Fund") (formerly John Hancock Berkeley Overseas Growth Fund), John Hancock Independence Diversified Core Equity Fund II ("Diversified Core Equity Fund II"), John Hancock Independence Value Fund ("Value Fund"), John Hancock Independence Growth Fund ("Growth Fund"), John Hancock Independence Medium Capitalization Fund ("Medium Capitalization Fund") and John Hancock Independence Balanced Fund ("Balanced Fund").

Small Capitalization Fund, Dividend Performers Fund, Active Bond Fund, Global Bond Fund, Multi-Sector Growth Fund, Fundamental Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Value Fund, Growth Fund, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."

The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The investment subadviser of Dividend Performers Fund is Sovereign Asset Management Corp. ("SAMCorp"). The subadviser of International Equity Fund is John Hancock Advisers International

Limited ("JHAI"). The subadviser of Fundamental Value Fund is NM Capital Management, Inc. ("NM Capital"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, SAMCorp, JHAI, NM Capital and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." The Subadvisers are affiliates of the Life Company.

II.  INVESTMENT OBJECTIVES AND POLICIES

See "Investment Objectives and Policies" in the Prospectuses. There can be no assurance that the objective of any Fund will be realized.

Each Fund has adopted certain investment restrictions which are enumerated in detail under "Investment Restrictions" in this SAI where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Board of Trustees of the Trust (the "Board") without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

A.  THE JOHN HANCOCK SERIES FUNDS.
    -----------------------------

For a further description of the John Hancock Series Funds' inve stment objectives, policies and restrictions see "Investment Objectives and Policies" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this SAI. See Appendix A to this SAI for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

                          SMALL CAPITALIZATION FUND
                          -------------------------

Small Capitalization Fund's Investment Objective is long-term growth of capital. The Fund invests primarily in domestic and foreign rapidly growing "smaller capitalization companies" (those with market capitalizations of $750 million or less) that tend to be in an emerging growth state of development and where the Adviser believes there is growth potential higher than the average for all companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in smaller capitalization companies. The potential for growth of capital will be the sole basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund may also invest in equity securities of established companies that the Adviser believes to offer superior growth potential.

                            DIVIDEND PERFORMERS FUND
                            ------------------------

Dividend Performers Fund's investment objective is long-term growth of capital and income without assuming undue market risk. At times, however, because of market conditions, the Fund may invest primarily for current income. The Fund will make investments in different types and classes of securities in accordance with the Board's and the Adviser's appraisal of economic and market conditions. The securities held by the Fund are under continuous study by the Adviser. Securities are selected for the Fund's portfolio if they are considered by the Adviser to contribute to the possible achievement of the Fund's objective. They are held or disposed of in accordance with the results of a continuing examination of their investment merit.

The Fund may invest 100% of its total assets in common stocks or, for defensive purposes, it may hold cash or liquid, high grade preferred stocks or debt securities. In addition, temporary investments in short-term debt securities may be made so as to receive a return on excess cash.

The Fund endeavors to achieve its objectives by utilizing experienced management and generally investing in securities of seasoned companies in sound financial condition. A company or its predecessors must have been in continuous business for at least five years and must have total assets of at least $10,000,000 before its securities can be purchased by the Fund.

                                ACTIVE BOND FUND
                                ----------------

Active Bond Fund's investment objective is a high level of current income, consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable investment grade debt securities of U.S. and foreign issuers. The Fund will invest primarily in debt securities within the four highest investment ratings and unrated securities considered by the Adviser to be of comparable investment quality. The Fund will, when feasible, purchase debt securities which are non-callable.

The Fund may purchase corporate debt securities bearing fixed, f loating or variable interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

The market value of debt securities which carry no equity partic ipation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

                                GLOBAL BOND FUND
                                ----------------

Global Bond Fund's investment objective is a competitive total i nvestment return, consisting of current income and capital appreciation. The Fund invests primarily in a global portfolio of high grade, fixed income securities. Normally, the Fund will invest in fixed income securities denominated in at least three currencies or multi-currency units, including the U.S. Dollar.

Under normal circumstances, Global Bond Fund invests primarily (at least 65% of total assets) in fixed income securities issued or guaranteed by: (i) the U.S. Government, its agencies or instrumentalities; (ii) foreign governments (including foreign states, provinces and municipalities) or their political subdivisions, authorities, agencies or instrumentalities; (iii) international organizations backed or jointly owned by more than one national government, such as the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank and European Coal and Steel Community; and (iv) foreign corporations or financial institutions. The term "fixed income securities" encompasses debt obligations of all types, including bonds, debentures, notes and stocks, such as preferred stocks. A fixed income security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with a security.

                            MULTI-SECTOR GROWTH FUND
                            ------------------------

Multi-Sector Growth Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by emphasizing investments in equity securities of issuers in various economic sectors.

The equity securities in which the Fund invests consist primarily of common stocks of U.S. and foreign issuers but may also include preferred stocks, convertible debt securities and warrants. The Fund seeks to achieve its investment objective by varying the relative weighting of its portfolio securities among various economic sectors based upon both macroeconomic factors and the outlook for each particular sector. The Adviser selects equity securities for the Fund from various economic sectors, including, but not limited to, the following: automotive and housing, consumer goods and services, defense and aerospace, energy, financial services, health care, heavy industry, leisure and entertainment, machinery and equipment, precious metals, retailing, technology, transportation, utilities, foreign and environmental. The Fund may modify these sectors if the Adviser believes that they no longer represent appropriate investments for the Fund, or if other sectors offer better opportunities for investment. See APPENDIX B to this SAI for a further description of the sectors in which the Fund invests.

                             FUNDAMENTAL VALUE FUND
                             ----------------------

Fundamental Value Fund's investment objective is capital appreci ation, with income as a secondary consideration. The Fund will seek to achieve its objective by investing primarily in equity securities that are undervalued relative to alternative equity investments.

The equity securities in which the Fund will invest include common stocks, preferred stocks, convertible debt securities and warrants of U.S. and foreign issuers. In selecting equity securities for the Fund, the Adviser and the Fund's investment subadviser, NM Capital, emphasize issuers whose equity securities trade at market to book value ratios lower than comparable issuers or the Standard & Poor's Composite Index. The Fund's portfolio securities will also include equity securities considered by the Adviser or NM Capital to have the potential for capital appreciation due to potential recognition of earnings power or asset value which is not fully reflected in such securities' current market value. The Adviser or NM

Capital attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser or NM Capital also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria. These securities are collectively referred to as "Fundamental Value" securities.

The Fund's investment policy reflects the Adviser's and NM Capital's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above average rate of return. Based on this premise, the Adviser and NM Capital have adopted a strategy for the Fund of investing in low market to book value, out of favor, stocks.

The Fund's investments may include securities of both large, widely traded companies and smaller, less well known issuers. Higher risks are often associated with investments in companies with smaller market capitalizations. See "Smaller Capitalization Companies" in the John Hancock Series Funds' Prospectus.

                           INTERNATIONAL EQUITY FUND
                           -------------------------

International Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers located outside the United States in various countries around the world. Generally, the Fund's portfolio will contain securities of issuers from at least three countries other than the United States. The Fund normally invests substantially all of its assets in equity securities, such as common stock, preferred stock and securities convertible into common and preferred stock. However, if deemed advisable by the Adviser or the Fund's investment subadviser, JHAI, the Fund may invest in any other types of securities including warrants, bonds, notes and other debt securities (including Euro-dollar securities) or obligations of domestic or foreign governments and their political subdivisions, or domestic or foreign corporations.

B.  THE INDEPENDENCE FUNDS.
    ----------------------

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Investment Objectives and Policies" in the Independence Funds' Prospectus and "Investment
Restrictions" in this SAI.

IIA serves as the investment subadviser to each of the Independence Funds. In selecting common stocks for the Funds' portfolios, IIA uses an investment strategy it calls "NIXDEX." To produce a NIXDEX portfolio, IIA excludes ("nixes") from consideration stocks contained in the bottom two quintiles of its ranked stock universe and optimizes the remaining stocks to produce a portfolio whose risk exposure is similar to that of each of the Independence Fund's respective performance and risk profile benchmark portfolio. By avoiding stocks which are not ranked within the top three quintiles of IIA's ranked stock universe, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio.

IIA uses a quantitative, multifactor proprietary stock-ranking model called "Cybercode" to produce a list of stocks for consideration which are ranked from most to least attractive. IIA's in-house team of professional securities analysts generate the data necessary to produce a Cybercode ranked list. For each Fund, IIA's analysts concentrate their research and analysis on those stocks from IIA's unbiased universe of 3,000 stocks which satisfy the Fund's performance and risk profile benchmark. The analysts focus on fundamental research such as: projecting current year and next year's earnings and cash flows; developing five-year growth forecasts; and understanding the strategic plan of the companies they follow, and how this plan might affect capital expenditures and stock dividends. IIA's most senior investment professionals determine the macroeconomic assumptions needed to forecast an individual company's progress. These macroeconomic assumptions are integrated into the analysts' research and analysis. IIA's investment process is distinguished by its focus on evaluation of risk and, in particular, its avoidance of stocks that do not score above a certain benchmark with respect to price and fundamentals.

Using the analysts' research and analysis, Cybercode evaluates each stock in the stock selection universe on ten discrete criteria and scores each stock based on its inherent value relative to its cost (price) and the stock's fundamental prospects for improvement. Cybercode produces a list of the selection universe ranked from most to least attractive. The top stock on the ranked list exhibits the most favorable combination of inherent value and fundamental prospects for improvement; the bottom stock is the least favorable. Through this process, IIA seeks to construct a NIXDEX portfolio whose performance will exceed, under all market environments, the performance of the respective Independence Fund's performance and risk profile benchmark portfolio. For a further description of each Fund's performance and risk profile benchmark portfolio, see "Investment Objectives and Policies" in the Independence Funds' Prospectus.

                        DIVERSIFIED CORE EQUITY FUND II
                        -------------------------------

Diversified Core Equity Fund II's investment objective is above-average total return, consisting of capital appreciation and income. The Fund's performance and risk profile benchmark is the capitalization weighted Standard and Poor's 500 Composite Stock
Index[REGISTERED TRADEMARK] (the "S&P 500 Index").

VALUE FUND
----------

Value Fund's investment objective is above-average total return. The Fund will emphasize relatively undervalued securities and seek higher dividend yield than Diversified Core Equity Fund II. The Fund's performance and risk profile benchmark is the Russell 1000 Value Index[REGISTERED TRADEMARK].

GROWTH FUND
-----------

Growth Fund's investment objective is above-average total return.
The Fund will emphasize investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index[REGISTERED TRADEMARK].

                           MEDIUM CAPITALIZATION FUND
                           --------------------------

Medium Capitalization Fund's investment objective is above-average total return. The Fund will emphasize investment in securities of faster growing, medium sized companies than those companies included in the other Independence Funds. The Fund's performance and risk profile benchmark is the Callan Medium Capitalization Index.

                                 BALANCED FUND
                                 -------------

Balanced Fund's investment objective is above-average total return through capital appreciation and income. The Fund will invest in a balanced portfolio allocated between equity securities and fixed-income securities. The Fund's performance and risk profile benchmark is a composite of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index.

III.  CERTAIN INVESTMENT PRACTICES

FOREIGN SECURITIES AND EMERGING COUNTRIES. Small Capitalization Fund, Active Bond Fund, Multi-Sector Growth Fund, Fundamental Value Fund and, in particular, International Equity Fund and Global Bond Fund may invest in U.S. dollar and Foreign currency denominated securities of foreign issuers. International Equity Fund and Global Bond Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.

Investing in securities of non-U.S. issuers, and in particular those located in emerging countries, may entail greater risks than investing in securities of issuers in the U.S. These risks include
(i) less social, political and economic stability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of author itarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

Certain countries in which the Funds may invest may have vocal m inorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the Securities and Exchange Commission (the "SEC") and the issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. If the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or Subadviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, even if public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds may invest and Global Bond Fund and International Equity Fund will (under normal circumstances) invest a substantial portion of their total assets, in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging c ountry issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. Foreign securities exchange transactions may also be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in res tricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and foreign securities acquired in accordance with Regulation S under the 1933 Act. No Fund will invest more than 15% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities, purchased over-the-counter ("OTC") options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities. However, if the Board determines, based upon a continuing review of the trading markets for specific Rule 144A securities, that such securities are liquid, then these securities may be purchased without regard to the 15% limit. The Board may adopt guidelines and delegate to the Adviser or respective Subadviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agre ements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (generally not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser or respective Subadviser will continuously monitor the creditworthiness of the parties with whom the Funds enter into repurchase agreements. Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and the expense of enforcing its rights.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. Each Fund may pu rchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

SHORT-TERM TRADING. Small Capitalization Fund, Active Bond Fund, Multi-Sector Growth Fund, Global Bond Fund and International Equity Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.

The Funds' portfolio turnover rates will depend on a number of f actors, including the fact that each Fund intends to elect to be treated and to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, the Funds intend to limit short-term trading so that less than 30% of each Fund's respective gross annual income (including all dividend and interest income and gross realized capital gains, both short and long-term, without being offset for realized capital losses) will be derived from gross realized gains on the sale or other disposition of securities and certain other investments held for less than three months. This limitation, which must be met by all regulated investment companies in order to obtain such Federal tax treatment, at certain times may prevent the Funds from realizing capital gains on some securities held for less than three months.

SHORT SALES. Small Capitalization Fund, International Equity Fund and Multi-Sector Growth Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. All of the Funds may also engage in short sales to attempt to limit their exposure to a possible market decline in the value of their portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund e ngages in short sales of the type referred to in Fundamental Investment Restriction No. (2) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.


FINANCIAL FUTURES CONTRACTS. Each John Hancock Series Fund may buy and sell futures contracts (and related options) on debt securities, currencies, interest rate indices, and other instruments. These Funds may also buy and sell futures contracts (and related options) on stocks and stock indices. Each of these Funds may hedge its portfolio by selling or purchasing financial futures contracts as an offset against the effects of changes in interest rates or in security or foreign currency values. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using financial futures contracts. These Funds may enter into financial futures contracts for hedging and speculative purposes to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

Financial futures contracts have been designed by boards of trade which have been designated "contract markets" by the CFTC. Futures contracts are traded on these markets in a manner that is similar to the way a stock is traded on a stock exchange. The boards of trade, through their clearing corporations, guarantee that the contracts will be performed. Currently, financial futures contracts are based on interest rate instruments such as long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit and Eurodollar certificates of deposit. It is expected that if other financial futures contracts are developed and traded the Funds may engage in transactions in such contracts.

Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts (same exchange, underlying security and delivery month). Other financial futures contracts, such as futures contracts on securities indices, by their terms call for cash settlements. If the offsetting purchase price is less than a Fund's original sale price, the Fund realizes a gain, or if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than a Fund's original purchase price, the Fund realizes a gain, or if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. Each Fund will pay a commission in connection with each purchase or sale of financial futures contracts, including a closing transaction. For a discussion of the Federal income tax considerations of trading in financial futures contracts, see the information under the caption "Tax Status" below.

At the time a Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. Government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. The margin required for a financial futures contract is set by the board of trade or exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the financial futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. Each day, the futures contract is valued at the official settlement price of the board of trade or exchange on which it is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. This process is known as "mark to market." Variation margin does not represent a borrowing or lending by the Funds but is instead settlement between the Funds and the broker of the amount one would owe the other if the financial futures contract expired. In computing net asset value, the Funds will mark to market their respective open financial futures positions.

Successful hedging depends on a strong correlation between the market for the underlying securities and the futures contract market for those securities. There are several factors that will probably prevent this correlation from being a perfect one, and even a correct forecast of general interest rate trends may not result in a successful hedging transaction. There are significant differences between the securities and futures markets which could create an imperfect correlation between the markets and which could affect the success of a given hedge. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for financial futures and debt securities, including technical influences in futures trading and differences between the financial instruments being hedged and the instruments underlying the standard financial futures contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. The degree of imperfection may be increased where the underlying debt securities are lower-rated and, thus, subject to greater fluctuation in price than higher-rated securities.

A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The Funds will bear the risk that the price of the securities being hedged will not move in complete correlation with the price of the futures contracts used as a hedging instrument. Although the Adviser or Subadviser believes that the use of financial futures contracts will benefit the Funds, an incorrect prediction could result in a loss on both the hedged securities in the respective Fund's portfolio and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted. However, in the absence of the ability to hedge, the Adviser or Subadviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs. The low margin deposits required for futures transactions permit an extremely high degree of leverage. A relatively small movement in a futures contract may result in losses or gains in excess of the amount invested.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price, at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Finally, although the Funds engage in financial futures transactions only on boards of trade or exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid market will exist for a particular futures contract at any given time. The liquidity of the market depends on participants closing out contracts rather than making or taking delivery. In the event participants decide to make or take delivery, liquidity in the market could be reduced. In addition, the Funds could be prevented from executing a buy or sell order at a specified price or closing out a position due to limits on open positions or daily price fluctuation limits imposed by the exchanges or boards of trade. If a Fund cannot close out a position, it will be required to continue to meet margin requirements until the position is closed.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. Each John Hancock Series Fund may buy and sell options on financial futures contracts on debt securities, currencies, interest rate indices, and other instruments. These Funds may buy and sell options on financial futures contracts on stocks and stock indices. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Funds would be required to deposit with their custodian initial and variation margin with respect to put and call options on futures contracts written by them. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium it paid for the option.

OTHER CONSIDERATIONS. Each John Hancock Series Fund may use futures and options transactions for bona fide hedging or speculative purposes, if consistent with a Fund's investment policies, to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, the Funds' futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Funds own, or futures contracts will be purchased to protect the Funds against an increase in the price of securities, or the currency in which they are denominated, the Fund intends to purchase. As evidence of this hedging intent, the Funds expect that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures contract or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish speculative positions in futures contracts and options on futures will not exceed 5% of the net asset value of the respective Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Funds will engage in transactions in futures contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining their qualifications as regulated investment companies for Federal income tax purposes.

When the Funds purchase financial futures contracts, or write put options or purchase call options thereon, cash or liquid, high grade debt securities will be deposited in a segregated account with the Funds' custodian in an amount that, together with the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contracts.

OPTIONS TRANSACTIONS. Each John Hancock Series Fund may write listed and over-the-counter covered call options and covered put options on securities in order to earn additional income from the premiums received. In addition, these Funds may purchase listed and over-the-counter call and put options on securities and indices. The extent to which covered options will be used by the Funds will depend upon market conditions and the availability of alternative strategies.
The Funds may write listed and over-the-counter call and put options on up to 100% of their respective net assets.

A Fund will write listed and over-the-counter call options only if they are "covered," which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by a Fund may also be "covered" if the Fund holds on a share-for-share basis a covering call on the same securities where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written. If a covered call option is not exercised, a Fund would keep both the option premium and the underlying security. If the covered call option written by a Fund is exercised and the exercise price, less the transaction costs, exceeds the cost of the underlying security, the Fund would realize a gain in addition to the amount of the option premium it received. If the exercise price, less transaction costs, is less than the cost of the underlying security, a Fund's loss would be reduced by the amount of the option premium.

As the writer of a covered put option, each Fund will write a put option only with respect to securities it intends to acquire for its portfolio and will maintain in a segregated account with its custodian bank cash or high-grade liquid debt securities with a value equal to the price at which the underlying security may be sold to the Fund in the event the put option is exercised by the purchaser. The Funds may also write a "covered" put option by purchasing on a share-for-share basis a put on the same security as the put written by the Fund if the exercise price of the covering put held is equal to or greater than the exercise price of the put written and the covering put expires at the same time or later than the put written.

When writing listed and over-the-counter covered put options on securities, the Funds would earn income from the premiums received. If a covered put option is not exercised, the Funds would keep the option premium and the assets maintained to cover the option. If the option is exercised and the exercise price, including transaction costs, exceeds the market price of the underlying security, a Fund would realize a loss, but the amount of the loss would be reduced by the amount of the option premium.

If the writer of an exchange-traded option wishes to terminate its obligation prior to its exercise, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that a Fund's position will be offset by the Options Clearing Corporation. The Funds may not effect a closing purchase transaction after they have been notified of the exercise of an option. There is no guarantee that a closing purchase transaction can be effected. Although the Funds will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option or at any particular time, and for some options no secondary market on an exchange may exist. In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In the case of a written put option, it will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option. The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received for writing the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

OVER-THE-COUNTER OPTIONS. Each Fund may engage in options trans actions on exchanges and in the over-the-counter markets. In general, exchange-traded options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. Over-the-counter ("OTC") transactions are two-party contracts with price and terms negotiated by the buyer and seller. A Fund will acquire only those OTC options for which management believes the Fund can receive on each business day at least two separate bids or offers (one of which will be from an entity other than a party to the option) or those OTC options valued by an independent pricing service. The Funds will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The SEC has taken the position that OTC options are illiquid securities subject to the restriction that illiquid securities are limited to not more than 15% of the respective Fund's net assets. The SEC, however, has a partial exemption from the above restrictions on transactions in OTC options. The SEC allows a Fund to exclude from the 15% limitation on illiquid securities a portion of the value of the OTC options written by the Fund, provided that certain conditions are met. First, the other party to the OTC options has to be a primary U.S. Government securities dealer designated as such by the Federal Reserve Bank. Second, the Fund must have an absolute contractual right to repurchase the OTC options at a formula price. If the above conditions are met, a Fund may treat as illiquid only that portion of the OTC option's value (and the value of its underlying securities) which is equal to the formula price for repurchasing the OTC option, less the OTC option's intrinsic value.

Although Diversified Core Equity Fund II may invest in certain types of derivative securities, it has no current plans to do so. However, this policy could change at any time in the future.

GOVERNMENT SECURITIES. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

MORTGAGE-BACKED SECURITIES. Each Fund that may invest in U.S. G overnment securities, and in particular Dividend Performers Fund and Active Bond Fund, may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

STRUCTURED OR HYBRID NOTES. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage- Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass- through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining p repayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

RISK ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

FORWARD FOREIGN CURRENCY TRANSACTIONS. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, its custodian bank will segregate cash or high grade liquid debt securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency exchange t ransactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

LOWER RATED HIGH YIELD DEBT OBLIGATIONS. Dividend Performers Fund, Active Bond Fund and Global Bond Fund may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Dividend Performers Fund will not invest in securities rated below C by Moody's or by S&P. In addition, no more than 5% of Dividend Performers Fund's net assets will be invested in securities rated below investment grade and no more than 5% of the Fund's net assets will be invested in securities rated BBB by S&P or Baa by Moody's and their equivalents. Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Global Bond Fund may invest up to 25% of its net assets in securities rated as low as Ca by Moody's or CC by S&P and their equivalents.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.
The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

IV.  INVESTMENT RESTRICTIONS

A.  Fundamental Investment Restrictions.
    -----------------------------------

Each Fund has adopted the following fundamental investment restr ictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this SAI, a "majority of the outstanding voting securities" requires the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Small Capitalization Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage- related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9.   For each Fund other than Global Bond Fund and Multi-Sector
     Growth Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

          (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

          (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

B.  Non-Fundamental Investment Restrictions.
    ---------------------------------------

The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

A Fund may not:

1. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option, short sale and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

2. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

3. Purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser, any Subadviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

4. Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.
     The Fund has no current intention of investing in other investment companies. Notwithstanding the foregoing, each Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

5. Invest more than 15% of its total assets in the aggregate in (1) securities of any issuer which, together with its predecessors, has been in operation for less than three years and (2) restricted securities, excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act or foreign securities which are offered or sold outside the United States in accordance with Regulation S under the 1933 Act; provided, however, that the Fund may not invest more than 15% of its net assets in restricted securities including those eligible for resale under Rule 144A.

6. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

7. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

8.   Invest in real estate limited partnership interests.

9. Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York or American Stock exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

10. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

11. Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

12. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction. In order to permit the sale of shares of the Funds in certain states, the Board may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above.
Should the Board determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board may, in its sole discretion, revoke such policy.

International Equity Fund, Multi-Sector Growth Fund and Small Capitalization Fund agree that, in accordance with Texas Blue Sky Regulations, until such regulations no longer require, they will not engage in short sales (other than short sales against the box) unless
(i) the dollar amount of the short sales does not exceed 25% of the net assets of the Fund; (ii) the value of the securities of any one issuer in which the Fund maintains a short position does not exceed the lesser of (a) 2% of the net asset value of the Fund or (b) 2% of the securities of any class of any issuer; and (iii) the securities in which short sales are made are listed on a national securities exchange. The Independence Funds have no current intent to engage in short sales.

V.  THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees.
Several of the officers and Trustees of the Trust are also officers or directors of the Funds' Adviser and/or one or more or the Subadvisers, or officers or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("JH Funds").

The following table sets forth the principal occupation or employment of the Trustees and principal officers of the Trust during the past five years.

                                        POSITIONS HELD          PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                        --------------          --------------------------

Edward J. Boudreau, Jr.*                Chairman (1,2)          Chairman and Chief Executive Officer, the
101 Huntington Avenue                                           Adviser and The Berkeley Financial Group
Boston, MA  02199                                               ("The Berkeley Group"); Chairman, NM
                                                                Capital Management, Inc. ("NM Capital");
                                                                John Hancock Advisers International Limited;
                                                                ("JHAI"); John Hancock Funds, Inc., ("JH
                                                                Funds"), John Hancock Investor Services
                                                                Corporation ("Investor Services") and
                                                                Sovereign Asset Management Corporation
                                                                ("SAMCorp"); (hereinafter the Adviser, the
                                                                Berkeley Group, NM Capital, JHAI, JH Funds,
                                                                Investor Services and SAMCorp are
                                                                collectively referred to as the "Affiliated
                                                                Companies"); Chairman, Transamerica Fund
                                                                Management Company ("TFMC") and First
                                                                Signature Bank & Trust; Director, John
                                                                Hancock Freedom Securities Corp., John
                                                                Hancock Capital Corp., New England/Canada
                                                                Business Council; Member, Investment
                                                                Company Institute Board of Governors;
                                                                Director, Asia Strategic Growth Fund, Inc.;
                                                                Trustee, Museum of Science; President, the
                                                                Adviser (until July 1990); Chairman, John
                                                                Hancock Distributors, Inc. ("Distributors")
                                                                (until April 1994).

___________________
*    An "interested person" of the Funds, as such term is defined in the 1940 Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating
     Committees.


                                        POSITIONS HELD          PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                        --------------          --------------------------

Thomas W.L. Cameron                     Trustee                 Chairman and Director, Sovereign Advisers,
Interstate/Johnson Lane                                         Inc.; Senior Vice President, Interstate/Johnson
1892 Andell Bluff Blvd.                                         Lane Corp. (securities dealer).
Johns Island, SC 29455

William H. Cunningham                   Trustee (4)             Chancellor, University of Texas System and
601 Colorado Street                                             former President of the University of Texas,
O'Henry Hall                                                    Austin, Texas; Regents Chair in Higher
Austin, TX 78701                                                Education Leadership; James L. Bayless Chair
                                                                for Free Enterprise; Professor of Marketing and
                                                                Dean, College of Business Administration/
                                                                Graduate School of Business (1983 - 1985);
                                                                Centennial Chair in Business Education.

Charles F. Fretz                        Trustee (4)             Consultant, self employed; Vice President and
RD #5, Box 300B                                                 Director, Towers, Perrin, Forster & Crosby, Inc.
Clothier Springs Road                                           (international management consultants) (until
Malvern, PA  19355                                              1985).


Charles L. Ladner                       Trustee (4)             Director, Energy North, Inc. (public utility
UGI Corporation                                                 holding company) (until 1992); Senior Vice
P.O. Box 858                                                    President, and Chief Financial Officer, UGI
Valley Forge, PA 19482                                          Corp. (gas distribution utility).


Leo E. Linbeck, Jr.                     Trustee (4)             Chairman, President, Chief Executive Officer
3810 W. Alabama                                                 and Director, Linbeck Corporation (a holding
Houston, TX 77027                                               company engaged in various phases of the
                                                                construction industry and warehousing interests);
                                                                Director and Chairman, Federal Reserve Bank of
                                                                Dallas; Chairman of the Board and Chief
                                                                Executive Officer, Linbeck Construction
                                                                Corporation; Director, Panhandle Eastern
                                                                Corporation (a diversified energy company);
                                                                Director, Daniel Industries, Inc. (manufacturer of
                                                                gas measuring products and energy related
                                                                equipment); Director, GeoQuest International,
                                                                Inc. (a geophysical consulting firm); and
                                                                Director, Greater Houston Partnership.

___________________
* An "interested person" of the Funds, as such term is defined in the 1940 Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating
Committees.


                                        POSITIONS HELD          PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                        --------------          --------------------------

Patricia P. McCarter                    Trustee (4)             Director and Secretary of the McCarter Corp.
Swedesford Road                                                 (machine manufacturer).
RD #3, Box 121
Malvern, PA 19355

Steven R. Pruchansky                    Trustee (3, 4)          Director and Treasurer, Mast Holdings, Inc.;
6920 Daniel Road                                                Director, First Signature Bank & Trust
Naples, FL  33942                                               Company (until August 1991); General Partner,
                                                                Mast Realty Trust; President, Maxwell Building
                                                                Corp. (until 1991).

Richard S. Scipione*                    Trustee (1)             General Counsel, the Life Company; Director,
John Hancock Place                                              the Adviser, JH Funds, Investor Services,
P.O. Box 111                                                    Distributors, John Hancock Subsidiaries , Inc.,
Boston, MA 02117                                                John Hancock Property and Casualty Insurance
                                                                and its affiliates, SAMCorp and NM Capital;
                                                                Trustee, The Berkeley Group; Director, JH
                                                                Networking Insurance Agency, Inc.; Director,
                                                                John Hancock Home Mortgage Corporation and
                                                                John Hancock Financial Access, Inc. (until July,
                                                                1990).

John P. Toolan                          Trustee (4)             Director, The Muni Bond Funds, National Liquid
13 Chadwell Place                                               Reserves, Inc., The Tax Free Money Fund, Inc.
Morristown, NJ 07960                                            and Vantage Money Market Funds (mutual
                                                                funds), and The Inefficient-Market Fund, Inc.
                                                                (closed-end investment company; Chairman,
                                                                Smith Barney Trust Company (retired
                                                                December, 1991); Director, Smith Barney, Inc.,
                                                                Mutual Management Company and Smith
                                                                Barney Advisers, Inc. (investment advisers)
                                                                (until December 1991).

___________________
*    An "interested person" of the Funds, as such term is defined in the 1940 Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.


                                        POSITIONS HELD          PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                        --------------          --------------------------

James F. Carlin                         Trustee (4)             Chairman and Chief Executive Officer, Carlin
233 West Central Street                                         Consolidated, Inc. (insurance); Director,
Natick, MA  01760                                               Arabella Mutual Insurance Company; Receiver,
                                                                City of Chelsea, Massachusetts (until
                                                                August 1992).

Harold R. Hiser, Jr.                    Trustee (4)             Executive Vice President, Schering-Plough
Schering-Plough Corporation                                     Corporation (pharmaceuticals); Director,
One Giralda Farms                                               ReCapital Corporation (reinsurance).
Madison, NJ 07940-1000

Robert G. Freedman*                     Vice Chairman           Vice Chairman, Director and Chief Investment
101 Huntington Avenue                   and Chief Investment    Officer, the Adviser; President, the Adviser
Boston, MA  02199                       Officer (2)             (until December 1994); Director, JHAI,
                                                                Investor Services, JH Funds, SAMCorp, NM Capital;
                                                                Senior Vice President, The Berkeley Group and
                                                                Distributors (until April, 1994); Director, TFMC;
                                                                and an officer of other investment companies managed
                                                                by the Adviser.

Anne C. Hodsdon*                        President (2)           President and Chief Operating Officer, the
101 Huntington Avenue                                           Adviser; Executive Vice President, the
Boston, MA  02199                                               Adviser (until December 1994); Director,
                                                                JHAI; President and Director, TFMC.

Thomas H. Drohan*                       Senior Vice President   Senior Vice President and Secretary, the Adviser
101 Huntington Avenue                   and Secretary           and The Berkeley Group, Senior Vice President,
Boston, MA  02199                                               JH Funds, Investor Services, and Distributors
                                                                (until April, 1994); Director, JHAI; Secretary,
                                                                NM Capital; Director and Secretary, TFMC.

James B. Little*                        Senior Vice President   Senior Vice President, the Adviser, JH Funds,
101 Huntington Avenue                   and Chief Financial     Investor Services, Distributors (until
Boston, MA  02199                       Officer (2)             April, 1994).

-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940 Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.

                                        POSITIONS HELD          PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH THE TRUST          DURING THE PAST FIVE YEARS
----------------                        --------------          --------------------------

Susan S. Newton*                        Vice President,         Vice President and Assistant the Adviser;
101 Huntington Avenue                   Assistant Secretary,    Vice President and Secretary, JH
Boston, MA  02199                       and Compliance Officer  Funds, Investor Services and Distributors
                                                                (until April, 1994); Secretary, SAMCorp;
                                                                Vice President, The Berkeley Group; Assistant
                                                                Secretary, NM Capital.

John A. Morin*                          Vice President          Vice President, the Adviser, JH Funds, Distributors
101 Huntington Avenue                                           (until April, 1994) and Investor Services;
Boston, MA  02199                                               Counsel, the Life Company; Vice President and
                                                                Assistant Secretary, The Berkeley Group.

James J. Stokowski*                     Vice President          Vice President, the Adviser.
101 Huntington Avenue                   and Treasurer
Boston, MA  02199

-------------------
*    An "interested person" of the Funds, as such term is defined in the 1940 Act.
(1)  A Member of the Trust's Executive Committee.
(2)  A Member of the Investment Policy Committee of the Adviser.
(3)  An Alternate Member of the Trust's Executive Committee.
(4)  A Member of the Audit and the Administration and Nominating Committees.

        All of the officers listed are officers or employees of the Adviser and Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

COMPENSATION OF THE TRUSTEES. The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. Boudreau, a non-Independent Trustee, and each of the officers of the Trust, who are interested persons of the Adviser, are compensated by the adviser and received no compensation from the Funds for their services.


                                                                            TOTAL
                                            PENSION OR                      COMPENSATION
                                            RETIREMENT                      FROM THE FUNDS
                             AGGREGATE      BENEFITS         ESTIMATED      AND THE JOHN
                             COMPENSATION   ACCRUED AS PART  ANNUAL         HANCOCK FUND
                             FROM THE       OF THE FUNDS'    BENEFITS UPON  COMPLEX TO
INDEPENDENT TRUSTEES         FUNDS          EXPENSES         RETIREMENT     TRUSTEES/DIRECTORS
--------------------         -----          --------         ----------     ------------------------

                                                                            (1)(2)
James F. Carlin              $ 1,650            -              -                $ 60,700
William H. Cunningham          1,650            -              -                  30,280
Charles F. Fretz               1,643            -              -                  56,200
Harold R. Hiser, Jr.           1,643            -              -                  60,200
Charles L. Ladner              1,650            -              -                  60,700
Leo E. Linbeck, Jr.            1,650            -              -                  72,700
Patricia P. McCarter           1,650            -              -                  60,700
Steven R. Pruchansky           1,705            -              -                  62,700
Norman H. Smith                1,705            -              -                  62,700
John P. Toolan                 1,650            -              -                  60,700
                             -------         -------        -------             --------
                             $16,596                                            $587,580


(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees/Directors is as of the calendar year ended December 31, 1995.

(2) All Trustees except Messrs. Cunningham and Linbeck are Trustees/Directors of 32 funds in the John Hancock Fund Complex as of the date of this SAI. Messrs. Cunningham and Linbeck are Trustees/Directors of 30 funds and were not Trustees/Directors of any funds in the John Hancock Fund Complex prior to December 22, 1994.


     As of December 27, 1995 the officers and trustees of the Trust as a group owned 12.42% of the outstanding shares of Dividend Performers Fund; 16.87% of the outstanding shares of Active Bond Fund; 15.55% of the outstanding shares of Global Bond Fund; 4.08% of the outstanding shares of Multi-Sector Growth Fund; 3.41% of the outstanding shares of Fundamental Value Fund; 9.65% of the outstanding shares of International Equity Fund; less than 1% of the outstanding shares of Independence Diversified Core Equity Fund II; and less than 1% of the outstanding shares of Independence Balanced Fund, Independence Value Fund, Independence Growth Fund and Independence Medium Capitalization Fund.


    As of December 27, 1995 the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                                                   PERCENTAGE OF
                                                                                   TOTAL
                                                                NUMBER OF SHARES   OUTSTANDING
                                                                OF BENEFICIAL      SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER         FUND                    INTEREST OWNED     FUND
-------------------------------         ----                    --------------     -------------
Lathers' Local No. 144L                 Dividend Performers        93,403             31.80%
Pension Plan II (DC)
c/o Price Administrators, Inc.
400 S. El Camino Real, Suite 950
San Mateo, CA 94402-1708

John Hancock Advisers 401(k) Plan       Active Bond                14,040             12.60%
Beverly A. Cleathero
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan       Active Bond                 8,854              7.94%
Robert G. Freedman
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Advisers 401(k) Plan       Global Bond                 3,836             18.42%
Katherine M. Harman
101 Huntington Avenue
Boston, MA 02199-7603



                                                                                    PERCENTAGE OF
                                                                                    TOTAL
                                                                NUMBER OF SHARES    OUTSTANDING
                                                                OF BENEFICIAL       SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER         FUND                    INTEREST OWNED      FUND
-------------------------------         ----                    --------------      -------------
Independence Investment Associates      Independence Growth         58,823             100.00%
Colleen Pink
53 State Street
Boston, MA  02109-2809

John Hancock Advisers 401(k) Plan       Global Bond                  2,391              11.48%
Anne C. Hodsdon
101 Huntington Avenue
Boston, MA 02199-7603

Investment Incentive Program for        Multi-Sector               410,742              69.80%
John Hancock Employees                  Growth
John Hancock Place
PO Box 111
Boston, MA 02117-0111

John Hancock Funds, Inc.                Fundamental Value          414,939              69.03%
FBO Gilbane Building Company
Instituitonal Ret Services
Beth Orup, 5th Floor
101 Huntington Avenue
Boston, MA  02199-7603

Lathers' Local No. 144L                 Fundamental Value           59,744               9.94%
Pension Plan II (DB)
c/o Price Administrators, Inc.
400 S. El Camino Real, Suite 950
San Mateo, CA 94402-1708

John Hancock Funds, Inc.                International Equity       147,551              57.99%
FBO Gilbane Building Company
Instituitonal Ret Services
Beth Orup, 5th Floor
101 Huntington Avenue
Boston, MA  02199-7603



                                                                                    PERCENTAGE OF
                                                                                    TOTAL
                                                                NUMBER OF SHARES    OUTSTANDING
                                                                OF BENEFICIAL       SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER         FUND                    INTEREST OWNED      FUND
-------------------------------         ----                    --------------      -------------

Independence Investment Associates      Independence Value          59,409             100.00%
Colleen Pink
53 State Street
Boston, MA  02109-2809

John Hancock Funds, Inc.                Independence               327,597              83.40%
FBO Gilbane Building Company            Medium
Instituitonal Ret Services              Capitalization
Beth Orup, 5th Floor
101 Huntington Avenue
Boston, MA  02199-7603

Independence Investment Associates      Independence                59,046              15.03%
Colleen Pink                            Medium
53 State Street                         Capitalization
Boston, MA  02109-2809



                                                                                    PERCENTAGE OF
                                                                                    TOTAL
                                                                NUMBER OF SHARES    OUTSTANDING
                                                                OF BENEFICIAL       SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER         FUND                    INTEREST OWNED      FUND
-------------------------------         ----                    --------------      -------------

Missionary Oblates of Mary Immaculate   Independence                 998,697            6.36%
Nancy Ryman                             Diversified Core
267 East 8th Street                     Equity II
Saint Paul, MN  55101-2307

Wachovia Bank of Georgia                Independence               4,490,402           28.61%
National Service Industries, Inc.       Diversified Core
Defined Contribution Plans              Equity II
Mr. W. Russell Watson
1420 Peachtree Street, N.E.
Atlanta, GA 30309-3002

Weil Gotshal & Manges                   Independence               1,410,723            8.99%
401(k) Plan FBO The Plan                Diversified Core
Mark A. Vogel                           Equity II
767 Fifth Avenue
New York, NY 10153-0001

The Chase Manhattan Bank, N.A.          Independence                 897,026            5.72%
Trustee                                 Diversified Core
Anjou Pension Trust                     Equity II
Anne Clark
770 Broadway, 10th Floor
New York, NY 10003-9522

Saxon & Co.                             Independence                 801,745            5.11%
FBO Amsco ERA Independence              Diversified Core
A/C#10-01-002-1041481                   Equity II
PO Box 7780-1888
Philadelphia, PA 19182



                                                                                    PERCENTAGE OF
                                                                                    TOTAL
                                                                NUMBER OF SHARES    OUTSTANDING
                                                                OF BENEFICIAL       SHARES OF THE
NAME AND ADDRESS OF SHAREHOLDER         FUND                    INTEREST OWNED      FUND
-------------------------------         ----                    --------------      -------------

John Hancock Mutual Life Cust. for      Independence                37,018              5.46%
Mokrynski Associates 401(k) Plan        Balanced
Bill Koch - 5th Floor
101 Huntington Avenue
Boston, MA 02199-7603

John Hancock Funds, Inc.                Independence               393,606             68.66%
FBO Gilbane Building Company            Balanced
Instituitonal Ret. Services
Beth Orup, 5th Floor
101 Huntington Avenue
Boston, MA  02199-7603

John Hancock Mutual Life Cust. for      Independence               141,387             24.67%
ONE Color Communications 401(k)         Balanced
Institutional Ret. Services
Steve O'Brien, 5th Floor
101 Huntington Avenue
Boston, MA  02199-7603


     Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

VI.  INVESTMENT ADVISORY AND OTHER SERVICES

     Each of the Trustees and principal officers affiliated with the Trust who is also an affiliated person of the Adviser or any Subadviser is named above, together with the capacity in which such person is affiliated with the Trust, the Adviser or Subadviser.

     The Trust, on behalf of each Fund, has entered into an investment management contract with John Hancock Advisers, Inc. (the "Adviser"). Under the respective investment management contract, the Adviser provides each Fund with (i) a continuous investment program, consistent with the Fund's stated investment objective and policies, (ii) supervision of all aspects of the Fund's operations except those that are delegated to a custodian, transfer agent or other agent and (iii) such executive, administrative and clerical personnel, officers and equipment as are necessary for the conduct of its business.

     With respect to Dividend Performers Fund, the Adviser has entered into a sub-investment management contract with SAMCorp. With respect to International Equity Fund, the Adviser has entered into a sub-investment management contract with JHAI. With respect to Fundamental Value Fund, the Adviser has entered into a sub-investment management contract with NM Capital. With respect to each Independence Fund, the Adviser has entered into a sub-investment management contract with IIA. Under each respective sub-investment management contract, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

     See "Organization and Management of the Funds" and "The Funds' Expenses" in the Prospectuses for a description of certain information concerning each Fund's investment management contract and the sub-investment management contracts of Dividend Performers Fund, International Equity Fund, Fundamental Value Fund and the Independence Funds.

     Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     No person other than the Adviser and the corresponding Subadviser and their directors and employees regularly furnishes advice to the Funds with respect to the desirability of the Funds investing in, purchasing or selling securities. The Adviser and Subadvisers may from time to time receive statistical or other similar factual information, and information regarding general economic factors and trends, from the Life Company and its affiliates.

     Under the terms of the investment management contracts with the Trust on behalf of each Fund, the Adviser provides each Fund with office space, supplies and other facilities required for the business of the Fund. The Adviser pays the compensation of all officers and employees of the Trust and Trustees of the Trust affiliated with Adviser, the office expenses of the Funds, including those of the Trust's Treasurer and Secretary, and other expenses incurred by the Adviser in connection with the performance of its duties.

     All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Funds including fees of Trustees of the Trust who are not "interested persons," as such term is defined in the 1940 Act (the "Non-Interested Trustees") and the continuous public offering of the shares of the Funds are borne by the Funds.

     As provided by the investment management contracts, each Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. The Adviser, not any Fund, pays the subadvisory fees as described in the Prospectuses. See "Organization and Management of the Funds" in the Prospectuses.

     In the event normal operating expenses of a Fund, exclusive of certain expenses prescribed by state law, are in excess of any state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent required by law. At this time, the most restrictive limit on expenses imposed by a state requires that expenses charged to a Fund in any fiscal year not exceed 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2% of the next $70,000,000 and 1.5% of the remaining average daily net asset value. When calculating the limit above, the Funds may exclude interest, brokerage commissions and extraordinary expenses.

     Pursuant to each investment management contract and, where applicable, sub-investment management contract, the Adviser and Subadviser are not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective contracts relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable contract.

     The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has over $13 billion in assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,030,000 shareholders. The Adviser is an indirect wholly-owned subsidiary of the Life Company, one of the nation's oldest and largest financial services companies. With total assets under management of over $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries Standard & Poor's and A.M. Best's highest ratings. Founded in 1862, the Life Company has been serving clients for over 130 years.

     JHAI, located at 34 Dover Street, London, England, W1X 3RA, is a wholly-owned subsidiary of the Adviser, formed in 1987 to provide international investment research and advisory services to U.S. institutional clients. SAMCorp, located at 235 Westlakes Drive, Berwyn, PA 19312, is a wholly-owned subsidiary of The Berkeley Financial Group. NM Capital, located at 6501 Americas Parkway, Suite 950, Albuquerque, NM 87110, is a wholly-owned subsidiary of The Berkeley Financial Group. IIA, located at 53 State Street, Boston, Massachusetts 02109, was organized in 1982, and is a wholly-owned subsidiary of John Hancock Asset Management, which is in turn a wholly-owned subsidiary of John Hancock Subsidiaries, Inc., which is in turn a wholly-owned subsidiary of The Life Company.

     Under each investment management contract, each Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If a Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

     Under the subadvisory contract of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for so long as the sub-investment management contract or any extension, renewal or amendment thereof remains in effect. If an Independence Fund's sub-investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

     Each investment management contract and sub-investment management contract initially expires in the spring of 1997 and will continue in effect from year to year thereafter if approved annually by a vote of a majority of the Trustees of the Trust who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by either the Trustees or the holders of a majority of the applicable Fund's outstanding voting securities. Each contract automatically terminates upon assignment. Each contract may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. Each sub-investment management contract terminates automatically upon the termination of the corresponding investment management contract.

VII.  NET ASSET VALUE

     For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

     Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

     Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

     Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

     Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determination of a Fund's NAV.

     A Fund will not price its securities on the following national holidays:
New Year's Day, Presidents' Day, Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

VIII.  SPECIAL REDEMPTIONS

     Although no Fund would normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board. When the shareholder sells portfolio securities received in this fashion it would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any one shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

IX.  TAX STATUS

     Each series of the Trust, including the Funds, is treated as a separate entity for accounting and tax purposes. It is each Fund's intention to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders at least annually.

     Distributions of net investment income (which includes accrued original issue discount and accrued, recognized market discount) and any net realized capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectuses whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they taken the distribution in cash.

     If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividend, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. In certain cases, an election may be available that would ameliorate these adverse tax consequences. Accordingly, the Funds may limit their investments in such passive foreign investment companies and will undertake appropriate actions, including the consideration of any available elections, to limit their tax liability, if any, with respect to such investments.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

     The amount of net realized capital gains, if any, in any given year will result from sales of securities or transactions in options or futures contracts made with a view to the maintenance of a portfolio believed by the respective Fund's management to be most likely to attain such Fund's investment objective. Such sales, and any resulting gains or losses, may therefore vary considerably from year to year. Since, at the time of an investor's purchase of Fund shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) in reality represent a return of a portion of the purchase price.

     Upon a redemption of shares (including by exercise of the exchange privilege), a shareholder will ordinarily realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the Dividend Reinvestment Plan. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

     The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net realized capital gains, if any, the Fund will not in any event distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls,
(b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

     For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net realized capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carry forwards in any of the Funds to offset against future net realized capital gains.

     With respect to any Fund that receives dividends from U.S. domestic corporations, a portion of its distributions representing such dividend income is normally eligible for the dividends-received deduction for corporations. Distributions from other sources, including long-term capital gain distributions, do not qualify for the dividends-received deduction allowable to corporations. Corporate shareholders which borrow to acquire or retain Fund shares will be denied a portion of the dividends-received deduction, and corporate shareholders will not be eligible for any deduction if they fail to meet applicable holding period requirements. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporate shareholder's alternative minimum tax liability, if any. Such shareholder's tax basis in its Fund shares may also be reduced to the extent of any "extraordinary dividends," as determined under applicable Code provisions.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     Certain entities otherwise exempt from federal income taxes (such as pension plans, Individual Retirement Accounts and other exempt organizations) are nevertheless taxable under Section 511 of the Code on unrelated business taxable income ("UBTI"). UBTI is income from an unrelated trade or business (as defined in Section 513 of the Code) regularly carried on. A tax-exempt entity is subject to tax on UBTI in any taxable year at corporate tax rates or, in the case of certain trusts, at the rates applicable to trusts. Tax-exempt entities with gross income, included in computing UBTI, of $1,000 or more must report UBTI, if any, on Form 990-T. Dividends, interest and capital gain realized on the sale of property held for investment are generally excluded from UBTI. However, income from such sources will be included in UBTI if "acquisition indebtedness" exists with respect to the property generating such income. Acquisition indebtedness ordinarily includes the unpaid amount of indebtedness incurred to acquire or to continue to hold the property. Based on these rules, a tax-exempt investor holding shares in the Funds for investment will not generally recognize unrelated business taxable income from such investment in the Funds unless the tax-exempt investor incurred indebtedness to acquire or to continue to hold Fund shares and such indebtedness remains unpaid during the relevant period(s).

     Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund and Global Bond Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not be able to include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund or Global Bond Fund at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to
(i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the election is made, shareholders of the applicable Fund may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by International Equity Fund or Global Bond Fund, although such shareholders will be required to include their shares of such taxes in gross income.
Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the relevant Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that International Equity Fund or Global Bond Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

     Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. Each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     Dividend Performers Fund, Active Bond Fund and Global Bond Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Dividend Performers Fund, Active Bond Fund and Global Bond Fund, in the event they invest in such securities, in order to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.

     With respect to each Fund that may enter into forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into such transactions. The options and futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, a Fund's losses on its transactions involving options and futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. A Fund's foreign currency forward contracts may also be subject to certain of these rules in addition to the provisions of Section 988 of the Code, described above. These transactions may thereafter affect the amount, timing and character of the Funds' distributions to shareholders. The Funds will take into account the special tax rules applicable to options, futures and forward transactions in order to minimize any potential adverse tax consequences.

     Each Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to avoid liability for such tax by satisfying such distribution requirements.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in particular circumstances.

     Foreign investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above, including a possible 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income, and should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

     The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.

X.  DESCRIPTION OF THE TRUST'S SHARES

     The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust, dated October 31, 1994, as amended from time to time, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of twelve series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have not authorized the issuance of additional classes of shares.

     Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share PRO RATA in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

     In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

     Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

XI.  CALCULATION OF PERFORMANCE

YIELD
-----

     A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:

                                       A-B
                                       ---       6
                          YIELD = 2 [ ( CD  + 1) -1]

Where:

     a =  dividends and interest earned during the period.

     b =  net expenses accrued during the period.
     c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.

     d = the maximum offering price per share on the last day of the period (NAV).

TOTAL RETURN
------------

     A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:


                                     ______
                             T =  \n/ERV/P - 1

Where:

     P   =     a hypothetical initial investment of $1,000.

     T   =     average annual total return.

     n   =     number of years.

     ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

     This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

     From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s "Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

     Performance rankings and ratings reported periodically in national financial publications including, but not limited to, Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, Pensions & Investments, and Institutional Investor, will also be utilized.

     The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

XII.  BROKERAGE ALLOCATION

     Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Trust pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

     Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

     To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

     The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Freedom Securities Corporation and its subsidiaries, two of which, Tucker Anthony Incorporated and Sutro & Company, Inc., are broker-dealers. In addition, John Hancock Distributors, Inc., an indirect wholly-owned subsidiary of the Life Company, is a broker-dealer (together with Tucker Anthony Incorporated and Sutro & Company, "Affiliated Brokers"). Pursuant to procedures adopted by the Trustees consistent with the above policy of obtaining best net results, each Fund may execute portfolio transactions with or through the Affiliated Brokers.

     Any of the Affiliated Brokers may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Funds will not effect principal transactions with Affiliated Brokers.

     Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

XIII.  TRANSFER AGENT SERVICES

     John Hancock Investor Services Corporation, P.O. Box 9277, Boston, MA 02205-9277, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Investor Services an annual fee accrued daily of 0.05% of the its average daily net assets, plus certain out-of-pocket expenses.

XIV.  CUSTODY OF PORTFOLIO

     Portfolio securities of International Equity Fund and Global Bond Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02205-9116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

XV.  INDEPENDENT AUDITORS

     The independent accountants of the John Hancock Series Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. The independent accountants of the Independence Funds are Arthur Andersen LLP, One International Place, Boston, Massachusetts 02110-2640. Arthur Andersen LLP and Deloitte & Touche LLP audit and render opinions on their respective Funds' annual financial statements and review their respective Funds' annual Federal income tax returns.

                                   APPENDIX A
                                   ----------

                       DESCRIPTION OF SECURITIES RATINGS(1)

MOODY'S INVESTORS SERVICE, INC.


Aaa:   Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:   Bonds which are rated Baa are considered as medium grade obligations
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


-------------------------------
1       The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.


                                      A1

Caa:   Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

The ratings described here are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca:    Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

                                      A2

Issuers rated PRIME-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

     -    Leading market positions in well established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers (or supporting institutions) rated PRIME-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA:   Debt rated AAA have the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.


                                      A3

AA:    Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:   Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:    Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B:     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC:   Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC:    The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.


                                      A4

C:     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L:     The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR:    NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

                                      A5

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.



                                      A6

APPENDIX B
----------

ECONOMIC SECTORS IN WHICH MULTI-SECTOR GROWTH FUND MAY INVEST


As more fully described in the John Hancock Series Funds' Prospectus, Multi-Sector Growth Fund seeks to achieve its investment objective by varying the weight in of its portfolio among the following sixteen economic sectors:

1. AUTOMOTIVE AND HOUSING SECTOR: companies engaged in the design, production and sale of automobiles, automobile parts, mobile homes and related products, and in the design, construction, renovation and refurbishing of residential dwellings. The value of automobile industry securities is affected by foreign competition, consumer confidence, consumer debt and installment loan rates.
The housing construction industry is affected by the level of consumer confidence, consumer debt, mortgage rates and the inflation outlook.

2. CONSUMER GOODS AND SERVICES SECTOR: companies engaged in providing consumer goods and services such as: the design, processing, production and storage of packaged, canned, bottled and frozen foods and beverages; and the design, production and sale of home furnishings, appliances, clothing, accessories, cosmetics and perfumes. Certain such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

3. DEFENSE AND AEROSPACE SECTOR: companies engaged in the research, manufacture or sale of products or services related to the defense and aerospace industries, such as: air transport; data processing or computer-related services; communications systems; military weapons and transportation; general aviation equipment, missiles, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and airborne and ground-based equipment essential to the test, operation and maintenance of flight vehicles. Since such companies rely largely on U.S. (and other) governmental demand for their products and services, their financial conditions are heavily influenced by Federal (and other governmental) defense spending policies.

4. ENERGY SECTOR: companies in the energy field, including oil, gas, electricity and coal as well as nuclear, geothermal, oil shale and solar sources of energy. The business activities of companies comprising this sector may include: production, generation, transmission, marketing, control or measurement of energy or energy fuels; provision of component parts or services to companies engaged in such activities; energy research or experimentation; environmental activities related to the solution of energy problems; and activities resulting from technological advances or research discoveries in the energy field. The value of such companies' securities varies based on the price and supply of energy fuels and may be affected by events relating to international politics, energy conservation, the success of exploration projects, and the tax and other regulatory policies of various governments.


                                      B1

5. FINANCIAL SERVICES SECTOR: companies providing financial services to consumers and industry, such as: commercial banks and thrift institutions; consumer and industrial finance companies; securities brokerage companies; leasing companies; and firms in all segments of the insurance field (such as multiline, property and casualty, and life insurance). These kinds of companies are subject to extensive governmental regulations, some of which regulations are currently being studied by Congress. The profitability of these groups may fluctuate significantly as a result of volatile interest rates and general economic conditions.

6. HEALTH CARE SECTOR: companies engaged in the design, manufacture or sale of products or services used in connection with health care or medicine, such as: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic and biochemical research and development; and companies involved in the operation of health care facilities. Many of these companies are subject to government regulations, which could affect the price and availability of their products and services. Also, products and services in this sector could quickly become obsolete.

7. HEAVY INDUSTRY SECTOR: companies engaged in the research, development, manufacture or marketing of products, processes or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel and pollution control industries, such as: synthetic and natural materials, for example, chemicals, plastics, fertilizers, gases, fibers, flavorings and fragrances; paper, wood products; steel and cement. Certain companies in this sector are subject to regulation by state and Federal authorities, which could require alteration or cessation of production of a product, payment of fines or cleaning of a disposal site. In addition, since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.

8. LEISURE AND ENTERTAINMENT SECTOR: companies engaged in the design, production or distribution of goods or services in the leisure industry, such as: television and radio broadcast or manufacture; motion picture and photography; recordings and musical instruments; publishing; sporting goods, camping and recreational equipment; sports arenas; toys and games; amusement and theme parks; travel-related services and airlines; hotels and motels; fast food and other restaurants; and gaming casinos. Many products produced by companies in this sector - for example, video and electronic games - may quickly become obsolete.

9. MACHINERY AND EQUIPMENT SECTOR: companies engaged in the research, development or manufacture of products, processes or services relating to electrical equipment, machinery, pollution control and construction services, such as: transformers, motors, turbines, hand tools, earth-moving equipment and waste disposal services. The profitability of most companies in this group may fluctuate significantly in response to capital spending and general economic conditions. Since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.


                                      B2

10. PRECIOUS METALS SECTOR: companies engaged in exploration, mining, processing or dealing in gold, silver, platinum, diamonds or other precious metals or companies which, in turn, invest in companies engaged in these activities. A significant portion of this sector may be represented by securities of foreign companies, and investors should understand the special risks related to such an investment emphasis. Also, such securities depend heavily on prices in metals, some of which may experience extreme price volatility based on international economic and political developments.

11. RETAILING SECTOR: companies engaged in the retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products and other consumer goods, such as: department stores; supermarkets; and retail chains specializing in particular items such as shoes, toys or pharmaceuticals. The value of securities in this sector will fluctuate based on consumer spending patterns, which depend on inflation and interest rates, level of consumer debt and seasonal shopping habits. The success or failure of a particular company in this highly competitive sector will depend on such company's ability to predict rapidly changing consumer tastes.

12. TECHNOLOGY SECTOR: companies which are expected to have or develop products, processes or services which will provide or will benefit significantly from technological advances and improvements or future automation trends in the office and factory, such as: semiconductors; computers and peripheral equipment; scientific instruments; computer software; telecommunications; and electronic components, instruments and systems. Such companies are sensitive to foreign competition and import tariffs. Also, many products produced by companies in this sector may quickly become obsolete.

13. TRANSPORTATION SECTOR: companies involved in the provision of transportation of people and products, such as airlines, railroads and trucking firms. Revenues of companies in this sector will be affected by fluctuations in fuel prices resulting from domestic and international events, and government regulation of fares.

14. UTILITIES SECTOR: companies in the public utilities industry and companies deriving a substantial majority of their revenues through supplying public utilities such as: companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communications facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, price of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

15. FOREIGN SECTOR: companies whose primary business activity takes place outside of the Untied States. The securities of foreign companies would be heavily influenced by the strength of national economies, inflation levels and the value of the U.S. dollar versus foreign currencies. Investments in the Foreign Sector will be subject to certain risks not generally associated with domestic investments. Such investments may be favorably or unfavorably affected by changes in interest rates, currency exchange rates and exchange control regulations, and costs may be incurred in connection with conversions






                                      B3
between currencies. In addition, investments in foreign countries could be affected by less favorable tax provisions, less publicly available information, less securities regulations, political or social instability, limitations on the removal of funds or other assets of the Fund, expropriation of assets, diplomatic developments adverse to U.S. investments and difficulties in enforcing contractual obligations.

16. ENVIRONMENTAL SECTOR: companies that are engaged in the research, development, manufacture or distribution of products, processes or services related to pollution control, waste management or pollution/waste remediation, or that provide alternative energies such as natural gas, water utilities and clean renewable fuels such as solar, geothermal and hydropower, various technologies that make coal burning cleaner, notably scrubbers, emission monitoring and control equipment, biodegradable products and materials, or new biotechnological products favoring the environment such as non-chemical pesticides. These companies may have broadly-diversified business segments or lines of business, only one or several of which are in the environmental sector.







                                      B4

                          John Hancock Funds









                             Independence
                              Value Fund











                           November 30, 1995

             John Hancock Funds - Independence Value Fund

                               DIRECTORS
                        Edward J. Boudreau, Jr.
                          Thomas W.L. Cameron
                           James F. Carlin*
                        William H. Cunningham*
                           Charles F. Fretz*
                        Harold R. Hiser, Jr. *
                          Charles L. Ladner*
                            Leo E. Linbeck*
                        Patricia P. McCarter *
                         Steven R. Pruchansky*
                          Richard S. Scipione
                Lt. Gen. Norman H. Smith, USMC (Ret.) *
                           John P. Toolan *
                   * Members of the Audit Committee
                               OFFICERS
                        Edward J. Boudreau, Jr.
                 Chairman and Chief Executive Officer
                          Robert G. Freedman
                           Vice Chairman and
                       Chief Investment Officer
                            Anne C. Hodsdon
                               President
                            James B. Little
                       Senior Vice President and
                        Chief Financial Officer
                           Thomas H. Drohan
                       Senior Vice President and
                               Secretary
                            Susan S. Newton
                Vice President, Assistant Secretary and
                          Compliance Officer
                          James J. Stokowski
                     Vice President and Treasurer
                             John A. Morin
                            Vice President
                               CUSTODIAN
                    Investors Bank & Trust Company
                            89 South Street
                      Boston, Massachusetts 02110
                            TRANSFER AGENT
              John Hancock Investor  Services Corporation
                             P.O. Box 9277
                   Boston, Massachusetts 02205-9277
                          INVESTMENT ADVISER
                      John Hancock Advisers, Inc
                         101 Huntington Avenue
                   Boston, Massachusetts 02199-7603
                        INVESTMENT SUB-ADVISER
               Independence Investment Associates, Inc.
                            53 State Street
                           Boston, MA 02109
                         PRINCIPAL DISTRIBUTOR
                        John Hancock Funds, Inc
                         101 Huntington Avenue
                   Boston, Massachusetts 02199-7603
                             LEGAL COUNSEL
                             Hale and Dorr
                            60 State Street
                      Boston, Massachusetts 02109

         John Hancock Funds - Independence Value Fund

         STATEMENT OF ASSETS AND LIABILITIES
         November 30, 1995 (Unaudited)
         -------------------------------------------------------------------------------

         ASSETS:
         Investments at value - Note C:
         Common stocks (cost - $496,842)                                        $516,537
         Joint repurchase agreement (cost - $4,000)                                4,000
         Corporate savings account                                                   543
                                                                                --------
                                                                                 521,080
         Dividends and interest receivable                                         2,121
         Receivable from John Hancock Advisers, Inc. - Note B                     13,004
         Deferred organization expenses - Note A                                  41,369
                                                                                --------
                                Total Assets                                     577,574
                                --------------------------------------------------------
         LIABILITIES:
         Payable to John Hancock Advisers, Inc.
          and affiliates - Note B                                                  1,690
         Accounts payable and accrued expenses                                    53,459
                                                                                --------
                                Total Liabilities                                 55,149
                                --------------------------------------------------------
         NET ASSETS:
         Capital paid-in                                                         500,025
         Net unrealized appreciation of investments                               19,695
         Undistributed net investment income                                       2,705
                                                                                --------
                                Net Assets                                      $522,425
                                ========================================================
         NET ASSET VALUE PER SHARE:
         (based on 58,826
         shares of beneficial interest outstanding - unlimited number
         of shares authorized with no par value)                                   $8.88
         ===============================================================================




                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Value Fund

STATEMENT OF OPERATIONS
For the period October 2, 1995 (commencement of operations) to
November 30, 1995 (Unaudited)
------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $9)              $ 3,100
Interest                                                            381
                                                                -------
                                                                  3,481

Expenses:
Auditing fee                                                      4,523
Custodian fee                                                     3,279
Investment management fee - Note B                                1,590
Organization expense - Note A                                     1,382
Printing                                                          1,377
Legal fees                                                          865
Registration and filing fees                                        566
Transfer agent fee - Note B                                          99
Miscellaneous                                                        98
                                                                -------
     Total Expenses                                              13,779
     Less expenses reimbursable by
     John Hancock Advisers, Inc. - Note B                       (13,003)
     ------------------------------------------------------------------
     Net Expenses                                                   776
     ------------------------------------------------------------------
     Net Investment Income                                        2,705
     ------------------------------------------------------------------
UNREALIZED GAIN ON INVESTMENTS
       Change in net unrealized appreciation/
       depreciation of investments                               19,695
                                                                -------
     Net Increase in Net Assets
     Resulting from Operations                                  $22,400
     ==================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Independence Value Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
                                                                       FOR THE PERIOD
                                                                      OCTOBER 2, 1995
                                                                     (COMMENCEMENT OF
                                                                      OPERATIONS) TO
                                                                     NOVEMBER 30, 1995
                                                                        (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income                                                         $  2,705
Change in net unrealized appreciation/depreciation of investments               19,695
                                                                              --------
     Net Increase in Net Assets Resulting from Operations                       22,400
                                                                              --------

FROM FUND SHARE TRANSACTIONS - NET*                                            500,025
                                                                              --------

NET ASSETS:
Beginning of period                                                                 --
                                                                              --------
End of period (including undistributed net investment income of $2,705)       $522,425
                                                                              ========


*ANALYSIS OF FUND SHARE TRANSACTIONS:
                                                          FOR THE PERIOD OCTOBER 2, 1995
                                                           (COMMENCEMENT OF OPERATIONS)
                                                               TO NOVEMBER 30, 1995
                                                                    (UNAUDITED)
                                                          ------------------------------
                                                                SHARES        AMOUNT
                                                                ------        ------
Shares sold                                                     58,832        $500,075
Less shares repurchased                                             (6)            (50)
                                                          ------------------------------
Net increase and shares outstanding end of period               58,826        $500,025
                                                          ==============================


                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Value Fund

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period, total investment return, key ratios and supplemental data.

                                                                FOR THE PERIOD OCTOBER 2, 1995
                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                     TO NOVEMBER 30, 1995
                                                                          (UNAUDITED)
                                                                ------------------------------
PER SHARE OPERATING PERFORMANCE
     Net Asset Value, Beginning of Period                                   $ 8.50  (b)
                                                                            ------
     Net Investment Income                                                    0.05
     Net Unrealized Gain on Investments                                       0.33
                                                                            ------
        Total from Investment Operations                                      0.38
     Net Asset Value, End of Period                                         $ 8.88
                                                                            ======

     Total Investment Return at Net Asset Value (e)                           4.47% (c)

RATIOS AND SUPPLEMENTAL DATA
     Net Assets, End of Period (000's omitted)                              $  522
     Ratio of Expenses to Average Net Assets                                  0.95%  *
     Ratio of Adjusted Expenses to Average Net Assets (a) (d)                16.87%  *
     Ratio of Net Investment Income to Average Net Assets                     3.31%  *
     Ratio of Adjusted Net Investment Loss to Average Net Assets (a) (d)    (12.61%) *
     Portfolio Turnover Rate                                                     0%


* On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the Fund grow. "(e)
Without the reimbursement, total investment return would have been lower."


                      SEE NOTES TO FINANCIAL STATEMENTS.

                 JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                      MARKET
ISSUER, DESCRIPTION              NUMBER OF SHARES      VALUE
-------------------              ----------------     -------
COMMON STOCKS
AEROSPACE (  4.50%)
 Boeing Co. (The)                       100           $ 7,288
 Lockheed Martin Corp.                  100             7,337
 Raytheon Co.                           200             8,900
                                                       ------
                                                       23,525
                                                       ------
AUTOMOBILE/TRUCK (  4.96%)
 Chrysler Corp.                         200            10,375
 Dana Corp.                             200             5,850
 General Motors Corp.                   200             9,700
                                                       ------
                                                       25,925
                                                       ------
BANKS ( 14.64%)
 BankAmerica Corp.                      200            12,725
 Chemical Banking Corp.                 100             6,000
 Citicorp                               200            14,150
 First Union Corp.                      100             5,462
 Fleet Financial Group, Inc.            300            12,525
 KeyCorp                                100             3,687
 NationsBank Corp.                      200            14,275
 NBD Bancorp, Inc.                      200             7,675
                                                       ------
                                                       76,499
                                                       ------
BEVERAGES (  1.06%)
 PepsiCo, Inc.                          100             5,525
                                                       ------

BUILDING PRODUCTS (  1.13%)
 Masco Corp.                            200             5,900
                                                       ------

CHEMICALS (  5.16%)
 Eastman Chemical Co.                   100             6,562
 Hercules, Inc.                         100             5,487
 Monsanto Co.                           100            11,450
 Morton International, Inc.             100             3,463
                                                       ------
                                                       26,962
                                                       ------
DIVERSIFIED OPERATIONS (0.81%)
 Ogden Corp.                            200             4,250
                                                       ------

DRUGS (  1.54%)
 Bristol-Myers Squibb Co.               100             8,025
                                                       ------

                      SEE NOTES TO FINANCIAL STATEMENTS

                 JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND

                                                           MARKET
ISSUER, DESCRIPTION                     NUMBER OF SHARES    VALUE
-------------------                     ----------------   -------
ELECTRONICS (  1.94%)
 Analog Devices, Inc. **                       100         $ 3,700
 General Motors Corp.(Class H)                 100           4,750
 Integrated Device Technology, Inc. **         100           1,700
                                                            ------
                                                            10,150
                                                            ------
ENGINEERING (  0.91%)
 AlliedSignal, Inc.                            100           4,725
                                                            ------
FINANCE (  2.81%)
 Ahmanson (H.F.) & Co.                         200           5,350
 American Express Co.                          100           4,250
 Dean Witter Discover & Co.                    100           5,100
                                                            ------
                                                            14,700
                                                            ------
FOODS (  0.66%)
 Archer Daniels Midland Co.                    200           3,450
                                                            ------
INSURANCE (  8.53%)
 Aetna Life & Casualty Co.                     100           7,337
 Allstate Corp.                                200           8,200
 Cigna Corp.                                   100          11,000
 Lincoln National Corp.                        200           9,350
 Marsh & McLennan Cos., Inc.                   100           8,675
                                                            ------
                                                            44,562
                                                            ------
MEDICAL/DENTAL (  0.80%)
 Baxter International, Inc.                    100           4,200
                                                            ------
OFFICE EQUIPMENT & SUPPLIES (2.63%)
 Xerox Corp.                                   100          13,712
                                                            ------
OIL & GAS ( 14.28%)
 Amoco Corp.                                   100           6,775
 Anadarko Petroleum Corp.                      100           4,812
 Chevron Corp.                                 200           9,875
 Exxon Corp.                                   300          23,213
 Halliburton Co.                               100           4,338
 Mobil Corp.                                   100          10,438
 Sun Co., Inc.                                 200           5,550
 Tenneco, Inc.                                 200           9,600
                                                            ------
                                                            74,601
                                                            ------
PAPER (  1.47%)
 Kimberly-Clark Corp.                          100           7,688
                                                            ------
POLLUTION CONTROL ( 0.58%)
 Browning-Ferris Industries, Inc.              100           3,012
                                                            ------

                      SEE NOTES TO FINANCIAL STATEMENTS

                 JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND

                                                            MARKET
ISSUER, DESCRIPTION                     NUMBER OF SHARES     VALUE
-------------------                     ----------------   --------
RETAIL (  4.10%)
 Albertson's, Inc.                             200         $  6,150
 Federated Department Stores, Inc. **          200            5,825
 Price/Costco Inc. **                          200            3,325
 Ryan's Family Steak Houses, Inc. **           200            1,475
 Toys R Us, Inc. **                            200            4,650
                                                            -------
                                                             21,425
                                                            -------
RUBBER (0.81%)
 Goodyear Tire & Rubber Co.                    100            4,238
                                                            -------
SOAP & CLEANING PREPARATIONS ( 1.03%)
 Dial Corp.                                    200            5,400
                                                            -------
STEEL (  1.16%)
 AK Steel Holding Corp.                        100            3,462
 British Steel, PLC,
  American Depository Receipt, (ADR)           100            2,600
                                                            -------
                                                              6,062
                                                            -------
TELECOMMUNICATIONS (  9.77%)
 BellSouth Corp.                               200            7,775
 GTE Corp.                                     500           21,313
 MCI Communications Corp.                      300            8,025
 NYNEX Corp.                                   200            9,925
 Sprint Corp                                   100            4,000
                                                            -------
                                                             51,038
                                                            -------
TOBACCO (  2.31%)
 Philip Morris Cos., Inc.                      100            8,775
 UST, Inc.                                     100            3,263
                                                            -------
                                                             12,038
                                                            -------
UTILITIES ( 11.28%)
 Baltimore Gas & Electric Co.                  600           15,975
 Consolidated Natural Gas Co.                  100            4,437
 Houston Industries, Inc.                      300           13,725
 LG&E Energy Corp.                             200            8,250
 Pacific Telesis Group                         200            6,000
 Panhandle Eastern Corp.                       100            2,838
 Texas Utilities Co.                           200            7,700
                                                            -------
                                                             58,925
                                                            -------
                 TOTAL COMMON STOCKS
                         (Cost $496,842)  (98.87%)          516,537
                                                            -------

                      SEE NOTES TO FINANCIAL STATEMENTS

                 JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND

                                              INTEREST                MARKET
ISSUER, DESCRIPTION                             RATE     PAR VALUE     VALUE
-------------------                           --------   ---------   --------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (0.77%)
 Investment in a joint repurchase
  agreement transaction with U.B.S. Securities
  Inc., Dated 11-30-95, due 12-01-95
  (secured by U.S. Treasury Bond, 7.25%
  due 05-15-16) - Note A                        5.91%       4,000    $  4,000
                                                                      -------

CORPORATE SAVINGS ACCOUNT (0.10%)
 Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate   5.25%                                                    543
                                                                      -------
       TOTAL SHORT-TERM INVESTMENTS           ( 0.87%)                  4,543
                                              -------------------------------
       TOTAL INVESTMENTS                      (99.74%)               $521,080
                                              ===============================

 ** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




                      SEE NOTES TO FINANCIAL STATEMENTS

                     NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND
(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Independence Value Fund (the "Fund"), a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund and John Hancock Independence Medium Capitalization Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.
    Significant accounting policies of the Fund are as follows:
VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.
JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.
  The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds. ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

                     NOTES TO FINANCIAL STATEMENTS
             JOHN HANCOCK FUNDS - INDEPENDENCE VALUE FUND

NOTE B -
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS
   The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 0.55% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.
  In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.
  The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.95% of the Fund's average daily net asset value. Accordingly, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $13,003 for the period ended November 30, 1995. The Adviser reserves the right to terminate this limitation in the future.
  The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended November 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.
  The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.
  Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.


NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1995, aggregated $496,842 and none, respectively. There were no purchases or sales of the U.S. government and its agencies during the period ended November 30, 1995.
  The cost of investments owned at November 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $500,842. Gross unrealized appreciation and depreciation of investments aggregated $24,536 and $4,841, respectively, resulting in net unrealized appreciation of $19,695.

                              John Hancock Funds





                                 Independence
                                 Growth Fund





                              November 30, 1995

                John Hancock Funds - Independence Growth Fund

                                  DIRECTORS
                           Edward J. Boudreau, Jr.
                             Thomas W.L. Cameron
                               James F. Carlin*
                            William H. Cunningham*
                              Charles F. Fretz*
                            Harold R. Hiser, Jr. *
                              Charles L. Ladner*
                             Leo E. Linbeck, Jr.*
                            Patricia P. McCarter *
                            Steven R. Pruchansky*
                             Richard S. Scipione
                   Lt. Gen. Norman H. Smith, USMC (Ret.) *
                               John P. Toolan *
                       * Members of the Audit Committee
                                   OFFICERS
                           Edward J. Boudreau, Jr.
                     Chairman and Chief Executive Officer
                              Robert G. Freedman
                              Vice Chairman and
                           Chief Investment Officer
                               Anne C. Hodsdon
                                  President
                               James B. Little
                          Senior Vice President and
                           Chief Financial Officer
                               Thomas H. Drohan
                          Senior Vice President and
                                  Secretary
                               Susan S. Newton
                   Vice President, Assistant Secretary and
                              Compliance Officer
                              James J. Stokowski
                         Vice President and Treasurer
                                John A. Morin
                                Vice President
                                  CUSTODIAN
                        Investors Bank & Trust Company
                               89 South Street
                         Boston, Massachusetts 02110
                                TRANSFER AGENT
                  John Hancock Investor Services Corporation
                                P.O. Box 9277
                       Boston, Massachusetts 02205-9277
                              INVESTMENT ADVISER
                          John Hancock Advisers, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                            INVESTMENT SUB-ADVISER
                   Independence Investment Associates, Inc.
                               53 State Street
                               Boston, MA 02109
                            PRINCIPAL DISTRIBUTOR
                           John Hancock Funds, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                                LEGAL COUNSEL
                                Hale and Dorr
                               60 State Street
                         Boston, Massachusetts 02109

John Hancock Funds - Independence Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)
----------------- ------------------------------------------ --------------
ASSETS:
Investments at value - Note C:
Common stocks (cost - $497,792)                                    $515,975
Joint repurchase agreement (cost - $3,000)                            3,000
Corporate savings account                                                64
                                                                   --------
                                                                    519,039
Dividends and interest receivable                                       909
Receivable from John Hancock Advisers, Inc. - Note B                 12,959
Deferred organization expenses - Note A                              40,160
                                                                   --------
                       Total Assets                                 573,067
                       ----------------------------------------------------
LIABILITIES:
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                              1,681
Accounts payable and accrued expenses                                52,210
                                                                   --------
                       Total Liabilities                             53,891
                       ----------------------------------------------------
NET ASSETS:
Capital paid-in                                                     500,025
Net unrealized appreciation of investments                           18,183
Undistributed net investment income                                     968
                                                                   --------
                       NET ASSETS                                  $519,176
                       ====================================================

NET ASSET VALUE PER SHARE:
(based on 58,826
shares of beneficial interest outstanding - unlimited number
of shares authorized with no par value)                               $8.83
===========================================================================





                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Growth Fund

STATEMENT OF OPERATIONS
For the period October 2, 1995 (commencement of operations) to
November 30, 1995 (Unaudited)
--------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                         $  1,375
Interest                                                               365
                                                                  --------
                                                                     1,740
                                                                  --------

Expenses:
Auditing fee                                                         4,523
Custodian fee                                                        3,279
Investment management fee - Note B                                   1,582
Printing                                                             1,377
Organization expense - Note A                                        1,342
Legal fees                                                             865
Registration and filing fees                                           566
Transfer agent fee - Note B                                             99
Miscellaneous                                                           98
                                                                  --------
                 Total Expenses                                     13,731
                 Less expenses reimbursable by
                 John Hancock Advisers, Inc. - Note B              (12,959)
                 ---------------------------------------------------------
                 Net Expenses                                          772
                 ---------------------------------------------------------
                 Net Investment Income                                 968
                 ---------------------------------------------------------
UNREALIZED GAIN ON INVESTMENTS
       Change in net unrealized appreciation/
       depreciation of investments                                  18,183
                                                                  --------
                 Net Increase in Net Assets
                 Resulting from Operations                        $ 19,151
                 =========================================================





                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
                                                                       FOR THE PERIOD
                                                                       OCTOBER 2, 1995
                                                                      (COMMENCEMENT OF
                                                                       OPERATIONS) TO
                                                                      NOVEMBER 30, 1995
                                                                        (UNAUDITED)
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income                                                       $    968
Change in net unrealized appreciation/depreciation of investments             18,183
                                                                            --------
     Net Increase in Net Assets Resulting from Operations                     19,151
                                                                            --------
FROM FUND SHARE TRANSACTIONS - NET*                                          500,025
                                                                            --------

NET ASSETS:
Beginning of period                                                             ----
                                                                            --------
End of period (including undistributed net investment income of $968)       $519,176
                                                                            ========


*ANALYSIS OF FUND SHARE TRANSACTIONS:
                                                      FOR THE PERIOD OCTOBER 2, 1995
                                                       (COMMENCEMENT OF OPERATIONS)
                                                           TO NOVEMBER 30, 1995
                                                               (UNAUDITED)
                                                      ------------------------------
                                                          SHARES              AMOUNT
                                                          ------              ------
Shares sold                                               58,832            $500,075
Less shares repurchased                                       (6)                (50)
                                                      ------------------------------
Net increase and shares outstanding end of period         58,826            $500,025
                                                      ==============================





                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Growth Fund

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period, total investment return, key ratios and supplemental data.

                                                                    FOR THE PERIOD OCTOBER 2, 1995
                                                                     (COMMENCEMENT OF OPERATIONS)
                                                                        TO NOVEMBER 30, 1995
                                                                           (UNAUDITED)
                                                                    ------------------------------
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                                        $8.50 (b)
                                                                               -----
   Net Investment Income                                                        0.02
   Net Unrealized Gain on Investments                                           0.31
                                                                               -----
      Total from Investment Operations                                          0.33
                                                                               -----
   Net Asset Value, End of Period                                              $8.83
                                                                               =====
   Total Investment Return at Net Asset Value (e)                               3.88% (c)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                                    $519
   Ratio of Expenses to Average Net Assets                                      0.95%  *
   Ratio of Adjusted Expenses to Average Net Assets (a) (d)                    16.89%  *
   Ratio of Net Investment Income to Average Net Assets                         1.19%  *
   Ratio of Adjusted Net Investment Loss to Average Net Assets (a) (d)        (14.75%) *
   Portfolio Turnover Rate                                                         0%

 *  On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) Not annualized.
(d) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.
(e) Without the reimbursement, total investment return would have been lower.


                      SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                                   MARKET
ISSUER, DESCRIPTION                          NUMBER OF SHARES      VALUE
-------------------                          ----------------     -------
COMMON STOCKS

ADVERTISING (2.02%)
 Interpublic Group Cos., Inc.                       100           $ 3,838
 Omnicom Group, Inc.                                100             6,675
                                                                  -------
                                                                   10,513

AEROSPACE (1.71%)
 Raytheon Co.                                       200             8,900
                                                                  -------

APPLIANCES-HOUSEHOLD (0.98%)
 Premark International, Inc.                        100             5,100
                                                                  -------

BANKS (2.74%)
 Citicorp                                           100             7,075
 NationsBank Corp.                                  100             7,137
                                                                  -------
                                                                   14,212

BEVERAGES (4.26%)
 PepsiCo, Inc.                                      400            22,100
                                                                  -------

BUILDING PRODUCTS (1.14%)
 Masco Corp.                                        200             5,900
                                                                  -------

CHEMICALS (5.70%)
 Air Products & Chemicals, Inc.                     100             5,550
 Great Lakes Chemical Corp.                         100             7,112
 Hercules, Inc.                                     100             5,488
 Monsanto Co.                                       100            11,450
                                                                  -------
                                                                   29,600

COMPUTERS (8.65%)
 Cisco Systems, Inc.**                              100             8,412
 Compaq Computer Corp.**                            100             4,950
 First Data Corp.                                   100             7,100
 General Motors Class E                             200            10,100
 Parametric Technology Co.**                        100             7,075
 Silicon Graphics, Inc.**                           200             7,300
                                                                  -------
                                                                   44,937

COSMETICS & TOILETRIES (1.40%)
 Avon Products, Inc.                                100             7,262
                                                                  -------

DRUGS (10.66%)
 Abbott Laboratories                                200             8,125
 Amgen, Inc.**                                      100             4,962
 Bristol-Myers Squibb Co.                           100             8,025
 Lilly (Eli) & Co.                                  100             9,950
 Merck & Co., Inc.                                  300            18,563
 Schering-Plough Corp.                              100             5,738
                                                                  -------
                                                                   55,363

                       SEE NOTES TO FINANCIAL STATEMENTS

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                                   MARKET
ISSUER, DESCRIPTION                           NUMBER OF SHARES     VALUE
-------------------                           ----------------    -------
ELECTRONICS (9.61%)
 Analog Devices, Inc. **                            200           $ 7,400
 Applied Materials, Inc. **                         200             9,725
 Duracell International Inc.                        100             5,300
 Emerson Electric Co.                               100             7,800
 Integrated Device Technology Inc. **               200             3,400
 LSI Logic Corp. **                                 100             4,187
 Texas Instruments, Inc.                            100             5,788
 Tyco International Ltd.                            200             6,275
                                                                  -------
                                                                   49,875

ENGINEERING (2.16%)
 AlliedSignal, Inc.                                 100             4,725
 Fluor Corp.                                        100             6,500
                                                                  -------
                                                                   11,225

FINANCE (3.43%)
 American Express Co.                               200             8,500
 Dean Witter Discover & Co.                         100             5,100
 Equifax, Inc.                                      100             4,188
                                                                  -------
                                                                   17,788

FOODS (2.79%)
 CPC International, Inc.                            100             6,875
 Kellogg Co.                                        100             7,637
                                                                  -------
                                                                   14,512

HOTELS & MOTELS (0.72%)
 Marriott International Inc.                        100             3,725
                                                                  -------

INSURANCE (3.40%)
 American International Group, Inc.                 100             8,975
 Marsh & McLennan Cos., Inc.                        100             8,675
                                                                  -------
                                                                   17,650

MACHINERY (1.50%)
 Dover Corp.                                        200             7,775
                                                                  -------

MEDICAL/DENTAL (2.65%)
 Baxter International, Inc.                         100             4,200
 Boston Scientific Corp. **                         100             4,050
 Medtronic Inc.                                     100             5,488
                                                                  -------
                                                                   13,738

METALS (1.22%)
 Illinois Tool Works Inc.                           100             6,338
                                                                  -------

OFFICE EQUIPMENT & SUPPLIES (3.50%)
 Pitney Bowes, Inc.                                 100             4,475
 Xerox Corp.                                        100            13,713
                                                                  -------
                                                                   18,188

OIL & GAS (3.07%)
 Anadarko Petroleum Corp.                           100             4,813
 Schlumberger, Ltd.                                 100             6,350
 Tenneco, Inc.                                      100             4,800
                                                                  -------
                                                                   15,963
                                                                  =======



                       SEE NOTES TO FINANCIAL STATEMENTS

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                                   MARKET
ISSUER, DESCRIPTION                           NUMBER OF SHARES     VALUE
-------------------                           ----------------    --------
PAPER (1.48%)
 Kimberly-Clark Corp.                               100           $  7,687
                                                                  --------

PHOTO EQUIPMENT (1.31%)
 Eastman Kodak Co.                                  100              6,800
                                                                  --------

POLLUTION CONTROL (1.73%)
 Browning-Ferris Industries, Inc.                   200              6,025
 WMX Technologies, Inc.                             100              2,950
                                                                  --------
                                                                     8,975

PUBLISHING (1.61%)
 McGraw-Hill Cos., Inc.                             100              8,375
                                                                  --------

RETAIL (7.52%)
 Albertson's, Inc.                                  200              6,150
 Federated Department Stores, Inc. **               100              2,912
 Home Depot, Inc. (The)                             300             13,313
 Toys "R" Us, Inc. **                               200              4,650
 Wal-Mart Stores, Inc.                              500             12,000
                                                                  --------
                                                                    39,025

SOAP & CLEANING PREPARATIONS (4.38%)
 Dial Corp.                                         200              5,400
 Johnson & Johnson                                  200             17,325
                                                                  --------
                                                                    22,725

TELECOMMUNICATIONS (3.58%)
 GTE Corp.                                          100              4,262
 MCI Communications Corp.                           200              5,350
 NYNEX Corp.                                        100              4,962
 Sprint Corp                                        100              4,000
                                                                  --------
                                                                    18,574

TOBACCO (3.38%)
 Philip Morris Cos., Inc.                           200             17,550
                                                                  --------

TOYS/GAMES/HOBBY PRODUCTS (1.08%)
 Mattel, Inc.                                       200              5,600
                                                                  --------

          TOTAL COMMON STOCKS
              (COST $497,792)                    (99.38%)          515,975
                                                  ======          ========



                       SEE NOTES TO FINANCIAL STATEMENTS

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

                                            INTEREST                   MARKET
ISSUER, DESCRIPTION                           RATE      PAR VALUE      VALUE
-------------------                         --------    ---------     --------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (0.58%)
 Investment in a joint repurchase
  agreement with U.B.S. Securities Inc.,
  Dated 11-30-95, due 12-01-95 (secured
  by U.S. Treasury Bond, 7.25% due
  05-15-16) - Note A                          5.91%       3,000       $  3,000
                                                                      --------
CORPORATE SAVINGS ACCOUNT (0.01%)
 Investors Bank & Trust Company
  Daily Interest Savings Acount
  Current Rate   5.25%                                                      64
                                                                      --------
             TOTAL SHORT-TERM INVESTMENTS    (0.59%)                     3,064
                                            -------                   --------
                    TOTAL INVESTMENTS       (99.97%)                   519,039
                                            =======                   ========

 ** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.





                      SEE NOTES TO FINANCIAL STATEMENTS

                        NOTES TO FINANCIAL STATEMENTS
                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND
(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES
John Hancock Independence Growth Fund (the "Fund"), a separate portfolio of
John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John
Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.
        Significant accounting policies of the Fund are as follows:
VALUATION OF INVESTMENTS   Securities in the Fund's portfolio are valued on the
basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.
JOINT REPURCHASE AGREEMENT   Pursuant to an exemptive order issued by the
Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.
INVESTMENT TRANSACTIONS   Investment transactions are recorded as of the date of
purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
FEDERAL INCOME TAXES   The Fund intends to comply with the requirements of the
Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
DIVIDENDS, DISTRIBUTIONS AND INTEREST   Dividend income on investment securities
is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.
        The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
EXPENSES   The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.
ORGANIZATION EXPENSE   Expenses incurred in connection with the organization of
the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

                        NOTES TO FINANCIAL STATEMENTS
                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND



NOTE B -
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS
        The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub- adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 0.55% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.
        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.
        The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.95% of the Fund's average daily net asset value. Accordingly, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $12,959 for the period ended November 30, 1995. The Adviser reserves the right to terminate this limitation in the future.
        The Fund has a distribution agreement with John Hancock Funds, Inc.
("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended November 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.
        The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.
        Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.

NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1995, aggregated $497,792 and none, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended November 30, 1995.
        The cost of investments owned at November 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $500,792. Gross unrealized appreciation and depreciation of investments aggregated $28,157 and $9,974, respectively, resulting in net unrealized appreciation of $18,183.

                              John Hancock Funds





                             INDEPENDENCE MEDIUM
                             CAPITALIZATION FUND





                              November 30, 1995

         John Hancock Funds - Independence Medium Capitalization Fund

                                   DIRECTORS
                            Edward J. Boudreau, Jr.
                              Thomas W.L. Cameron
                                James F. Carlin*
                             William H. Cunningham
                               Charles F. Fretz*
                             Harold R. Hiser, Jr. *
                               Charles L. Ladner*
                             Leo E. Linbeck, Jr. *
                             Patricia P. McCarter *
                             Steven R. Pruchansky*
                              Richard S. Scipione
                    Lt. Gen. Norman H. Smith, USMC (Ret.) *
                                John P. Toolan *
                        * Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Thomas H. Drohan
                           Senior Vice President and
                                   Secretary
                                Susan S. Newton
                    Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer
                                 John A. Morin
                                 Vice President

                                   CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                  John Hancock Investor Services Corporation
                                 P.O. Box 9277
                        Boston, Massachusetts 02205-9277

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             INVESTMENT SUB-ADVISER
                    Independence Investment Associates, Inc.
                                53 State Street
                                Boston, MA 02109

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                                 Hale and Dorr
                                60 State Street
                          Boston, Massachusetts 02109

John Hancock Funds - Independence Medium Capitalization Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)
---------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
Common stocks (cost - $3,068,298)                                $3,166,806
Joint repurchase agreement (cost - $206,000)                        206,000
Corporate savings account                                            13,688
                                                                 ----------
                                                                  3,386,494
Receivable for shares sold                                              342
Dividends receivable                                                  4,083
Receivable from John Hancock Advisers, Inc. - Note B                 15,585
Deferred organization expenses - Note A                              40,637
                                                                 ----------
                 Total Assets                                     3,447,141
                 ----------------------------------------------------------
LIABILITIES:
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                              4,867
Accounts payable and accrued expenses                                53,708
                                                                 ----------
                 Total Liabilities                                   58,575
                 ----------------------------------------------------------
NET ASSETS:
Capital paid-in                                                   3,283,619
Net unrealized appreciation of investments                           98,508
Undistributed net investment income                                   6,439
                                                                 ----------
                 Net Assets                                      $3,388,566
                 ==========================================================
NET ASSET VALUE PER SHARE:
(based on 384,056
shares of beneficial interest outstanding - unlimited number
of shares authorized with no par value)                          $     8.82
===========================================================================




                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Medium Capitalization Fund

STATEMENT OF OPERATIONS
For the period October 2, 1995 (commencement of operations) to
November 30, 1995 (Unaudited)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $9)                   $  4,820
Interest                                                                3,972
                                                                     --------
                                                                        8,792
                                                                     --------
Expenses:
Investment management fee - Note B                                      4,581
Auditing fee                                                            4,523
Custodian fee                                                           3,278
Registration and filing fees                                            1,571
Printing                                                                1,377
Organization expense - Note A                                           1,358
Legal fees                                                                865
Transfer agent fee - Note B                                               286
Miscellaneous                                                              98
                                                                     --------
                           Total Expenses                              17,937
                           Less expenses reimbursable by
                           John Hancock Advisers, Inc. - Note B       (15,584)
                           --------------------------------------------------
                           Net Expenses                                 2,353
                           --------------------------------------------------
                           Net Investment Income                        6,439
                           --------------------------------------------------

UNREALIZED GAIN ON INVESTMENTS
       Change in net unrealized appreciation/
       depreciation of investments                                     98,508
                                                                     --------
                           Net Increase in Net Assets
                           Resulting from Operations                 $104,947
                           ==================================================




                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Medium Capitalization Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                                                    FOR THE PERIOD
                                                                                                    OCTOBER 2, 1995
                                                                                                   (COMMENCEMENT OF
                                                                                                    OPERATIONS) TO
                                                                                                   NOVEMBER 30, 1995
                                                                                                      (UNAUDITED)
                                                                                                   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income                                                                                  $    6,439
Change in net unrealized appreciation/depreciation of investments                                          98,508
                                                                                                       ----------
     Net Increase in Net Assets Resulting from Operations                                                 104,947
                                                                                                       ----------
FROM FUND SHARE TRANSACTIONS - NET*                                                                     3,283,619
                                                                                                       ----------
NET ASSETS:
Beginning of period                                                                                         -----
                                                                                                       ----------
End of period (including undistributed net investment income of $6,439)                                $3,388,566
                                                                                                       ==========



*ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                                   FOR THE PERIOD OCTOBER 2, 1995
                                                                                    (COMMENCEMENT OF OPERATIONS)
                                                                                        TO NOVEMBER 30, 1995
                                                                                             (UNAUDITED)
                                                                                   ------------------------------
                                                                                    SHARES               AMOUNT
                                                                                   --------            ----------
Shares sold                                                                         391,508            $3,349,084
Less shares repurchased                                                              (7,452)              (65,465)
                                                                                    -------            ----------
Net increase and shares outstanding end of period                                   384,056            $3,283,619
                                                                                    =======            ==========




                      SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Medium Capitalization Fund


FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period, total investment return, key ratios and supplemental data.

                                                                                           FOR THE PERIOD OCTOBER 2, 1995
                                                                                            (COMMENCEMENT OF OPERATIONS)
                                                                                                TO NOVEMBER 30, 1995
                                                                                                     (UNAUDITED)
                                                                                           ------------------------------
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                                                            $ 8.50  (b)
                                                                                                   ------
   Net Investment Income                                                                             0.04  (c)
   Net Unrealized Gain on Investments                                                                0.28
                                                                                                   ------
      Total from Investment Operations                                                               0.32
                                                                                                   ------
   Net Asset Value, End of Period                                                                  $ 8.82
                                                                                                   ======
   Total Investment Return at Net Asset Value (f)                                                    3.77% (d)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                                                       $3,389
   Ratio of Expenses to Average Net Assets                                                           1.00%  *
   Ratio of Adjusted Expenses to Average Net Assets (a) (e)                                          7.62%  *
   Ratio of Net Investment Income to Average Net Assets                                              2.74%  *
   Ratio of Adjusted Net Investment Loss to Average Net Assets (a) (e)                              (3.88%) *
   Portfolio Turnover Rate                                                                              0%

* On an annualized basis.
(a) On an unreimbursed basis.
(b) Initial price to commence operations.
(c) On average month end shares outstanding.
(d) Not annualized.
(e) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.
(f) Without the reimbursement, total investment return would have been lower.


                       SEE NOTES TO FINANCIAL STATEMENTS.

         JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND


SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                       MARKET
ISSUER, DESCRIPTION              NUMBER OF SHARES       VALUE
-------------------              ----------------     --------
COMMON STOCKS
ADVERTISING (1.18%)
 Omnicom Group, Inc.                    600           $ 40,050
                                                      --------
AEROSPACE / AIRCRAFT (1.78%)
 Lockheed Martin Corp.                  300             22,013
 Textron Inc.                           500             38,312
                                                      --------
                                                        60,325
                                                      --------
APPLIANCES - HOUSEHOLD (1.05%)
 Premark International, Inc.            700             35,700
                                                      --------

AUTOMOBILE / TRUCK (1.03%)
 Dana Corp.                           1,100             32,175
 Harley-Davidson, Inc.                  100              2,775
                                                      --------
                                                        34,950
                                                      --------
BANKS (8.56%)
 Bank Of Boston, Corp.                  600             27,825
 Bank Of New York Co., Inc.             200              9,425
 Barnett Banks, Inc.                    400             24,050
 Comerica, Inc.                         500             18,688
 Chemical Banking Corp.                 100              6,000
 Fifth Third Bancorp                    400             29,250
 First Bank System, Inc               1,000             51,624
 Fleet Financial Group, Inc.            900             37,575
 MBNA Corp.                             900             36,338
 NationsBank Corp.                      100              7,138
 NBD Bancorp Inc.                     1,100             42,212
                                                      --------
                                                       290,125
                                                      --------
BUILDING PRODUCTS (0.78%)
 Masco Corp.                            900             26,550
                                                      --------
CHEMICALS (6.30%)
 Air Products & Chemicals, Inc.         800             44,399
 Eastman Chemical Co.                   100              6,563
 Great Lakes Chemical Corp.             500             35,563
 Hercules, Inc.                       1,000             54,875
 Morton International, Inc.             700             24,238
 Praxair, Inc.                          800             23,300
 Sigma-Aldrich Corp.                    500             24,625
                                                      --------
                                                       213,563
                                                      --------



                      SEE NOTES TO FINANCIAL STATEMENTS.

         JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

                                                       MARKET
ISSUER, DESCRIPTION              NUMBER OF SHARES       VALUE
-------------------              ----------------     --------
COMPUTERS (1.66%)
 Digital Equipment Corp. **            300            $ 17,663
 First Data Corp.                      100               7,100
 Komag, Inc. **                        200              10,625
 Parametric Technology Co. **          100               7,075
 Policy Management System Corp. **     200               8,950
 Silicon Graphics, Inc. **             100               3,650
 Tandem Computers, Inc. **             100               1,250
                                                      --------
                                                        56,313
                                                      --------
COSMETICS & TOILETRIES (1.23%)
 Avon Products, Inc.                   500              36,312
 Tambrands, Inc.                       100               5,213
                                                      --------
                                                        41,525
                                                      --------
DIVERSIFIED OPERATIONS (1.08%)
 Ogden Corp.                           700              14,875
 Pall Corp.                            800              21,700
                                                      --------
                                                        36,575
                                                      --------
DRUGS (1.00%)
 Bristol-Myers Squibb Co.              100               8,025
 Mylan Laboratories, Inc.            1,100              25,713
                                                      --------
                                                        33,738
                                                      --------
ELECTRONICS (5.08%)
 Analog Devices, Inc. **               100               3,700
 Applied Materials, Inc.**             200               9,725
 Duracell International Inc.           100               5,300
 General Motors Corp. Class H          100               4,750
 General Signal Corp.                  100               3,225
 Integrated Device Technology, Inc.**  400               6,800
 Lam Research Corp.**                  300              16,425
 Linear Technology Corp.               600              27,149
 LSI Logic Corp. **                    800              33,499
 Millipore Corp.                       100               3,725
 National Semiconductor Corp.**        900              19,238
 Scientific-Atlanta, Inc.              100               1,588
 Teradyne, Inc. **                     600              15,675
 Texas Instruments, Inc.               100               5,788
 Tyco International Ltd.               500              15,688
                                                      --------
                                                       172,275
                                                      --------
ENGINEERING (0.14%)
 AlliedSignal, Inc.                    100               4,725
                                                      --------
FINANCE (3.37%)
 Ahmanson (H.F.) & Co.               1,200              32,099
 American Express Co.                  100               4,250
 Dean Witter Discover & Co.            300              15,300
 Golden West Financial Corp.           100               5,113
 Great Western Financial Corp.         100               2,550
 Northern Trust Corp.                  700              36,575
 Salomon, Inc.                         500              18,188
                                                      --------
                                                       114,075
                                                      --------


                      SEE NOTES TO FINANCIAL STATEMENTS.

         JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

                                                                 MARKET
ISSUER, DESCRIPTION                        NUMBER OF SHARES       VALUE
-------------------                        ----------------     --------
FOODS (1.51%)
 Sysco Corp.                                    1,100           $ 33,687
 Universal Foods Corp.                            500             17,438
                                                                --------
                                                                  51,125
                                                                --------
GOLD MINING & PROCESSING (0.13%)
 Newmont Mining Corp.                             100              4,313
                                                                --------
HEALTHCARE (1.89%)
 Health Management Associates, Inc. Class A **    150              3,975
 Tenet Healthcare Corp. **                      1,200             21,450
 U.S. Healthcare, Inc.                            300             13,650
 Vencor, Inc. **                                  800             24,800
                                                                --------
                                                                  63,875
                                                                --------
HOTELS & MOTELS (0.88%)
 Marriott International Inc.                      800             29,800
                                                                --------
INSURANCE (9.53%)
 Aetna Life & Casualty Co.                        600             44,024
 Allstate Corp.                                   100              4,100
 Aon Corp.                                        500             23,563
 Cigna Corp                                       400             44,000
 Lincoln National Corp.                         1,200             56,100
 Marsh & McLennan Cos., Inc.                    1,000             86,750
 Providian Corp.                                  900             36,113
 Safeco Corp.                                     400             28,400
                                                                --------
                                                                 322,050
                                                                --------
LEISURE & RECREATION (0.07%)
 Gaylord Entertainment Co. Class A                100              2,525
                                                                --------
MACHINERY (2.44%)
 Cooper Industries, Inc                           700             25,550
 Dover Corp.                                      900             34,988
 Parker Hannifin Corp.                            600             22,050
                                                                --------
                                                                  82,588
                                                                --------
MEDICAL / DENTAL (1.93%)
 Baxter International, Inc.                       100              4,200
 Becton, Dickinson & Co.                          500             38,875
 Guidant Corp.                                    700             22,050
                                                                --------
                                                                  65,238
                                                                --------
METALS (1.38%)
 Asarco, Inc.                                     100              3,537
 Phelps Dodge Corp.                               500             33,938
 Trinity Industries, Inc.                         300              9,225
                                                                --------
                                                                  46,700
                                                                --------
OFFICE EQUIPMENT & SUPPLIES (2.12%)
 Pitney Bowes, Inc.                             1,300             58,175
 Xerox Corp.                                      100             13,713
                                                                --------
                                                                  71,888
                                                                --------


                      SEE NOTES TO FINANCIAL STATEMENTS.

         JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

                                                          MARKET
ISSUER, DESCRIPTION                 NUMBER OF SHARES       VALUE
-------------------                 ----------------     --------
OIL & GAS (6.00%)
 Anadarko Petroleum Corp.                   200          $  9,625
 Baker Hughes, Inc.                       1,300            26,487
 Dresser Industries, Inc.                 1,100            25,987
 Halliburton Co.                            900            39,038
 Kerr-McGee Corp.                           500            28,938
 Phillips Petroleum Co.                     700            23,275
 Sun Co., Inc.                            1,100            30,525
 Tenneco, Inc.                              400            19,200
                                                         --------
                                                          203,075
                                                         --------
PAPER (2.96%)
 Champion International Corp.               500            23,562
 Georgia-Pacific Corp.                      200            15,550
 Kimberly-Clark Corp.                       100             7,688
 Rayonier, Inc.                             500            19,125
 Westvaco Corp.                           1,250            34,219
                                                         --------
                                                          100,144
                                                         --------
POLLUTION CONTROL (1.53%)
 Allwaste, Inc.**                           200               850
 Browning-Ferris Industries, Inc.         1,200            36,150
 Wheelabrator Technologies, Inc.          1,000            15,000
                                                         --------
                                                           52,000
                                                         --------
RETAIL (9.24%)
 Albertson's, Inc.                          200             6,150
 Cracker Barrel Old Country Store, Inc.     700            13,038
 Federated Department Stores, Inc. **     1,600            46,600
 Gap, Inc. (The)                            700            31,674
 Kroger Co. **                              600            20,100
 Liz Claiborne, Inc.                        500            14,688
 Lowe's Co's, Inc.                          800            25,200
 Price / Costco Inc. **                   1,800            29,925
 Ryan's Family Steak House, Inc. **       2,600            19,175
 Safeway, Inc. **                           600            27,900
 Supervalu, Inc.                            100             3,225
 Tandy Corp.                                400            19,050
 TJX Cos., Inc. (The)                       800            13,300
 Tommy Hilfiger Corp.**                     400            17,650
 Toys "R" Us, Inc. **                     1,100            25,575
                                                         --------
                                                          313,250
                                                         --------
RUBBER (1.25%)
 Goodyear Tire & Rubber Co.               1,000            42,375
                                                         --------
SHOES (0.08%)
 Reebok International Ltd.                  100             2,600
                                                         --------
SOAP & CLEANING PREPARATIONS ( 0.08%)
 Dial Corp.                                 100             2,700
                                                         --------
STEEL (0.95%)
 AK Steel Holding Corp.                     100             3,463
 British Steel PLC (ADR)                    100             2,600
 Carpenter Technology Corp.                 600            25,950
                                                         --------
                                                           32,013
                                                         --------
TELECOMMUNICATIONS (0.20%)
 MCI Communications Corp.                   100             2,675
 GTE Corp.                                  100             4,263
                                                         --------
                                                            6,938
                                                         --------




                      SEE NOTES TO FINANCIAL STATEMENTS.

         JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

                                                              MARKET
ISSUER, DESCRIPTION                    NUMBER OF SHARES        VALUE
-------------------                    ----------------     ----------
TOBACCO (1.20%)
 Universal Corp.                               200          $    4,750
 UST, Inc.                                   1,100              35,885
                                                            ----------
                                                                40,635
                                                            ----------
TOYS/GAMES/HOBBY PRODUCTS (0.08%)
 Mattel, Inc.                                  100               2,800
                                                            ----------
TRANSPORTATION (4.20%)
 Burlington Northern Santa Fe Corp.            100               8,063
 Conrail, Inc.                                 700              48,912
 Delta Air Lines, Inc.                         300              23,288
 Northwest Airlines Corp. Class A **           400              20,150
 UAL Corp. **                                  200              41,850
                                                            ----------
                                                               142,263
                                                            ----------
UTILITIES (9.57%)
 Baltimore Gas & Electric Co.                1,700              45,262
 Central & South West Corp.                  1,200              32,250
 CMS Energy Corp.                              100               2,725
 Consolidated Edison Co. of New York, Inc.     700              20,213
 Consolidated Natural Gas Co.                  900              39,937
 Entergy Corp.                               1,300              36,235
 Houston Industries, Inc.                      200               9,150
 Idaho Power Co.                               600              17,250
 LG&E Energy Corp.                             100               4,125
 Northern States Power Co.                     700              32,900
 Panhandle Eastern Corp.                     1,400              39,725
 Peco Energy Co.                               600              17,400
 Pinnacle West Capital Corp.                 1,000              27,250
                                                            ----------
                                                               324,422
                                                            ----------
                TOTAL COMMON STOCKS
                  (COST $3,068,298)         (93.46%)         3,166,806
                                             -----          ----------


                                            INTEREST                    MARKET
ISSUER, DESCRIPTION                           RATE       PAR VALUE       VALUE
-------------------                         --------     ---------    ----------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (6.08%)
 Investment in a joint repurchase agreement
  transaction with U.B.S. Securities Inc.,
  Dated 11-30-95, due 12-01-95 (secured by
  U.S. Treasury Bond, 7.25% due 05-15-16)
  - Note A                                    5.91%        206,000       206,000
                                                                      ----------

CORPORATE SAVINGS ACCOUNT (0.40%)
 Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate   5.25%                                                    13,688
                                                                      ----------
          TOTAL SHORT-TERM INVESTMENTS                       (6.48%)     219,688
                                                             -----    ----------
                       TOTAL INVESTMENTS                    (99.94%)  $3,386,494
                                                             =====    ==========

** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.




                      SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Independence Medium Capitalization Fund (the "Fund"), a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Balanced Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

                         NOTES TO FINANCIAL STATEMENTS
          JOHN HANCOCK FUNDS - INDEPENDENCE MEDIUM CAPITALIZATION FUND

NOTE B -
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

   The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 0.55% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.

  In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

  The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 1.00% of the Fund's average daily net asset value. Accordingly, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $15,584 for the period ended November 30, 1995. The Adviser reserves the right to terminate this limitation in the future.

  The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended November 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

  The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.

  Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1995, aggregated $3,068,298 and none, respectively. There were no purchases or sales of the U.S. government and its agencies during the period ended November 30, 1995.

  The cost of investments owned at November 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $3,274,298. Gross unrealized appreciation and depreciation of investments aggregated $109,318 and $10,810, respectively, resulting in net unrealized appreciation of $98,508.

                              JOHN HANCOCK FUNDS





                                 INDEPENDENCE
                                BALANCED FUND





                              NOVEMBER 30, 1995

               John Hancock Funds - Independence Balanced Fund

                                  DIRECTORS
                           Edward J. Boudreau, Jr.
                             Thomas W.L. Cameron
                               James F. Carlin*
                            William H. Cunningham*
                              Charles F. Fretz*
                            Harold R. Hiser, Jr. *
                              Charles L. Ladner*
                             Leo E. Linbeck, Jr.*
                            Patricia P. McCarter *
                            Steven R. Pruchansky*
                             Richard S. Scipione
                   Lt. Gen. Norman H. Smith, USMC (Ret.) *
                               John P. Toolan *
                       * Members of the Audit Committee
                                   OFFICERS
                           Edward J. Boudreau, Jr.
                     Chairman and Chief Executive Officer
                              Robert G. Freedman
                              Vice Chairman and
                           Chief Investment Officer
                               Anne C. Hodsdon
                                  President
                               James B. Little
                          Senior Vice President and
                           Chief Financial Officer
                               Thomas H. Drohan
                          Senior Vice President and
                                  Secretary
                               Susan S. Newton
                   Vice President, Assistant Secretary and
                              Compliance Officer
                              James J. Stokowski
                         Vice President and Treasurer
                                John A. Morin
                                Vice President
                                  CUSTODIAN
                        Investors Bank & Trust Company
                               89 South Street
                         Boston, Massachusetts 02110
                                TRANSFER AGENT
                  John Hancock Investor Services Corporation
                                P.O. Box 9277
                       Boston, Massachusetts 02205-9277
                              INVESTMENT ADVISER
                          John Hancock Advisers, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                            INVESTMENT SUB-ADVISER
                   Independence Investment Associates, Inc.
                               53 State Street
                               Boston, MA 02109
                            PRINCIPAL DISTRIBUTOR
                           John Hancock Funds, Inc
                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603
                                LEGAL COUNSEL
                                Hale and Dorr
                               60 State Street
                         Boston, Massachusetts 02109

John Hancock Funds - Independence Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments at value - Note C:
Common stocks (cost - $2,493,703)                                    $2,571,230
U.S. government and agencies securities (cost - $2,448,402)           2,468,548
Short-term investments (cost - $92,000)                                  92,000
Corporate savings account                                                   376
                                                                     ----------
                                                                      5,132,154
Dividends receivable                                                      5,092
Interest receivable                                                      23,203
Receivable from John Hancock Advisers, Inc. - Note B                     25,523
Deferred organization expenses - Note A                                  37,769
                                                                     ----------
                        Total Assets                                  5,223,741
                        -------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        50,858
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                  3,032
Accounts payable and accrued expenses                                    63,909
                                                                     ----------
                        Total Liabilities                               117,799
                        -------------------------------------------------------
NET ASSETS:
Capital paid-in                                                       4,993,503
Accumulated net realized loss on investments                             (1,168)
Net unrealized appreciation of investments                               97,673
Undistributed net investment income                                      15,934
                                                                     ----------
                        Net Assets                                   $5,105,942
                        =======================================================
NET ASSET VALUE PER SHARE:
(based on 563,408 shares of beneficial interest outstanding -
unlimited number of shares authorized with no par value)             $     9.06
                                                                     ==========




                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Balanced Fund

STATEMENT OF OPERATIONS
For the period July 6, 1995 (commencement of operations) to
November 30, 1995 (Unaudited)
--------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                        $  15,757
Interest                                                             6,197
                                                                 ---------
                                                                    21,954
                                                                 ---------

Expenses:

Custodian fee                                                       10,321
Auditing fee                                                         7,121
Organization expense - Note A                                        3,282
Investment management fee - Note B                                   2,830
Printing                                                             2,167
Registration and filing fees                                         1,685
Legal fees                                                           1,362
Transfer agent fee - Note B                                            202
Miscellaneous                                                          202
                                                                 ---------
                      Total Expenses                                29,172
                      Less expenses reimbursable by
                      John Hancock Advisers, Inc. - Note B         (25,524)
                      ----------------------------------------------------
                      Net Expenses                                   3,648
                      ----------------------------------------------------
                      Net Investment Income                         18,306
                      ----------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized loss on investments sold                        (1,168)
       Change in net unrealized appreciation/
       depreciation of investments                                  97,673
                                                                 ---------
                      Net Realized and Unrealized Gain
                      on Investments                                96,505
                      ----------------------------------------------------
                      Net Increase in Net Assets
                      Resulting from Operations                   $114,811
                      ====================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Balanced Fund

Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------
                                                                                      FOR THE PERIOD
                                                                                       JULY 6, 1995
                                                                                     (COMMENCEMENT OF
                                                                                      OPERATIONS) TO
                                                                                     NOVEMBER 30, 1995
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income                                                                    $   18,306
Net realized loss on investments sold                                                        (1,168)
Change in net unrealized appreciation/depreciation of investments                            97,673
                                                                                         ----------
     Net Increase in Net Assets from Operations                                             114,811

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ($0.0666 per share)                                     (2,372)
                                                                                         ----------

FROM FUND SHARE TRANSACTIONS - NET*                                                       4,993,503
                                                                                         ----------

NET ASSETS:
Beginning of period                                                                            ----
                                                                                         ----------
End of period (including undistributed net investment income of $15,934)                 $5,105,942
                                                                                         ==========


*ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                        FOR THE PERIOD JULY 6, 1995
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                          TO NOVEMBER 30, 1995
                                                                               (UNAUDITED)
                                                                       ----------------------------
                                                                         SHARES            AMOUNT
                                                                         ------            ------
Shares sold                                                            566,063           $5,017,574
Shares issued to shareholders in reinvestment of distributions             273                2,372
                                                                       ----------------------------
                                                                       566,336            5,019,946
Less shares repurchased                                                 (2,928)             (26,443)
                                                                       ----------------------------
Net increase                                                           563,408           $4,993,503
                                                                       ============================



                       SEE NOTES TO FINANCIAL STATEMENTS.

John Hancock Funds - Independence Balanced Fund

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period, total investment return, key ratios and supplemental data.


                                                                   FOR THE PERIOD JULY 6, 1995
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                       TO NOVEMBER 30, 1995
                                                                            (UNAUDITED)
                                                                   ----------------------------
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                                     $ 8.50  (b)
                                                                            ------
   Net Investment Income                                                      0.15
   Net Realized and Unrealized Gain on Investments                            0.48
                                                                            ------
     Total from Investment Operations                                         0.63
                                                                            ------
   Less Distributions:
   Dividends from Net Investment Income                                      (0.07)
                                                                            ------
   Net Asset Value, End of Period                                           $ 9.06
                                                                            ======

   Total Investment Return at Net Asset Value (e)                             7.40% (c)

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                                $5,106
   Ratio of Expenses to Average Net Assets                                    0.90%  *
   Ratio of Adjusted Expenses to Average Net Assets (a) (d)                   7.20%  *
   Ratio of Net Investment Income to Average Net Assets                       4.52%  *
   Ratio of Adjusted Net Investment Loss to Average Net Assets (a) (d)       (1.78%) *
   Portfolio Turnover Rate                                                       5%

*  On an annualized basis.
(a)  On an unreimbursed basis.
(b)  Initial price to commence operations.
(c)  Not annualized.
(d) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets are expected to increase as the net assets of the Fund grow.
(e)  Without the reimbursement, total investment return would have been lower.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)

                                                                MARKET
ISSUER, DESCRIPTION                   NUMBER OF SHARES           VALUE
-------------------                   ----------------          ------
COMMON STOCKS

AEROSPACE (2.05%)
 Boeing Co. (The)                           200               $ 14,575
 Lockheed Martin Corp.                      600                 44,023
 Raytheon Co.                               400                 17,800
 United Technologies Corp.                  300                 28,125
                                                              --------
                                                               104,523
                                                              --------

APPLIANCES - Household (0.10%)
 Premark International, Inc.                100                  5,100
                                                              --------

AUTOMOBILE/TRUCK (1.51%)
 Chrysler Corp.                             700                 36,311
 Dana Corp.                                 400                 11,700
 General Motors Corp.                       600                 29,100
                                                              --------
                                                                77,111
                                                              --------

BANKS (3.37%)
 Banc One Corp.                             100                  3,813
 Bank Of New York Co., Inc.                 200                  9,425
 Bankamerica Corp.                          400                 25,450
 Chemical Banking Corp.                     500                 30,000
 Citicorp                                   100                  7,075
 First Bank System, Inc.                    400                 20,650
 First Union Corp.                          300                 16,386
 J.P. Morgan & Co., Inc.                    200                 15,700
 NationsBank Corp.                          500                 35,688
 NBD Bancorp, Inc.                          200                  7,675
                                                              --------
                                                               171,862
                                                              --------

BEVERAGES (1.52%)
 Pepsico, Inc.                            1,400                 77,350
                                                              --------

BUILDING MATERIALS (0.06%)
 Masco Corp.                                100                  2,950
                                                              --------

CHEMICALS (2.42%)
 Air Products And Chemicals, Inc.           500                 27,750
 Eastman Chemical Co.                       100                  6,563
 Hercules, Inc.                           1,000                 54,875
 Monsanto Co.                               300                 34,350
                                                              --------
                                                               123,538
                                                              --------
COMPUTERS (1.54%)
 Digital Equipment Corp.**                  200                 11,775





                      SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

                                                                MARKET
ISSUER, DESCRIPTION                   NUMBER OF SHARES           VALUE
-------------------                   ----------------          ------
COMPUTERS (CON'T.)
 International Business Machines Corp.         40             $  3,865
 Komag, Inc. **                               200               10,625
 Microsoft Corp.**                            600               52,273
                                                              --------
                                                                78,538
                                                              --------

DIVERSIFIED OPERATIONS (0.19%)
 Ogden Corp.                                  100                2,125
 Textron, Inc.                                100                7,663
                                                              --------
                                                                 9,788
                                                              --------

DRUGS (3.73%)
 Abbott Laboratories                        1,200               48,750
 Bristol-Myers Squibb Co.                   1,000               80,250
 Merck & Co., Inc.                            900               55,686
 Schering-Plough Corp.                        100                5,738
                                                              --------
                                                               190,424
                                                              --------
ELECTRONICS (2.24%)
 General Electric Co.                          80                5,380
 Hewlett Packard Co.                           40                3,315
 Integrated Device Technology, Inc.**         400                6,800
 Lam Research Corp.**                         300               16,425
 Linear Technology Corp.                      300               13,575
 LSI Logic Corp.**                            200                8,375
 Motorola, Inc.                               300               18,375
 Tektronix, Inc.                              100                5,386
 Teradyne, Inc. **                            300                7,838
 Texas Instruments, Inc.                      500               28,938
                                                              --------
                                                               114,407
                                                              --------
ENGINEERING (0.28%)
 AlliedSignal, Inc.                           300               14,175
                                                              --------


FINANCE (1.26%)
 American Express Co.                       1,000               42,500
 Federal National Mortgage Association        200               21,900
                                                              --------
                                                                64,400
                                                              --------

FOODS (1.69%)
 Conagra, Inc.                                100                3,988
 CPC International, Inc.                      100                6,875
 Heinz (H.J.) Co.                             500               15,936
 Sara Lee Corp.                               200                6,450
 Unilever N.V.                                400               53,150
                                                              --------
                                                                86,399
                                                              --------





                       SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

                                                                MARKET
ISSUER, DESCRIPTION                   NUMBER OF SHARES           VALUE
-------------------                   ----------------          ------
HEALTHCARE (0.41%)
 Columbia/HCA Healthcare Corp.                100             $  5,163
 Vencor, Inc. **                              500               15,500
                                                              --------
                                                                20,663
                                                              --------

INSURANCE (2.90%)
 Aetna Life & Casualty Co.                    600               44,025
 Allstate Corp.                               200                8,200
 American International Group, Inc.           100                8,975
 General Re Corp.                             100               14,963
 Lincoln National Corp.                       800               37,400
 Marsh & McLennan Cos., Inc.                  400               34,700
                                                              --------
                                                               148,263
                                                              --------

MACHINERY (0.25%)
 Applied Materials, Inc.**                    100                4,863
 Dover Corp.                                  200                7,775
                                                              --------
                                                                12,638
                                                              --------

MEDICAL / DENTAL (0.68%)
 Baxter International, Inc.                   600               25,200
 Guidant Corp.                                200                7,475
 Medtronic Inc.                                40                2,195
                                                              --------
                                                                34,870
                                                              --------

METALS (0.11%)
 Aluminum Co. of America                      100                5,850
                                                              --------

OFFICE EQUIPMENT & SUPPLIES (1.70%)
 Pitney Bowes, Inc.                           100                4,475
 Xerox Corp.                                  600               82,275
                                                              --------
                                                                86,750
                                                              --------

OIL & GAS (6.63%)
 Amoco Corp.                                  800               54,200
 Baker Hughes, Inc.                           300                6,113
 British Petroleum Co. PLC (The)              100                9,563
 Exxon Corp.                                1,000               77,375
 Halliburton Co.                              500               21,688
 Mobil Corp.                                  500               52,188
 Panhandle Eastern Corp.                      700               19,863
 Phillips Petroleum Co.                     1,400               46,550
 Sun Co., Inc.                                100                2,775
 Tenneco, Inc.                              1,000               48,000
                                                              --------
                                                               338,315
                                                              --------





                      SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

                                                                MARKET
ISSUER, DESCRIPTION                   NUMBER OF SHARES           VALUE
-------------------                   ----------------          ------
PAPER (0.81%)
 Kimberly-Clark Corp.                       400               $ 30,750
 Weyerhauser Co.                            100                  4,525
 Willamette Industries, Inc.                100                  6,050
                                                              --------
                                                                41,325
PHOTO EQUIPMENT (0.80%)
 Eastman Kodak Co.                          600                 40,800
                                                              --------

PUBLISHING (0.08%)
 McGraw-Hill Cos., Inc.                      50                  4,188
                                                              --------

RETAIL (4.04%)
 'Albertson's, Inc.                         200                  6,150
 Federated Department Stores, Inc. **       900                 26,213
 Gap, Inc. (The)                            100                  4,525
 Home Depot, Inc. (The)                     700                 31,063
 McDonald's Corp.                           600                 26,775
 Price/Costco Inc. **                     1,100                 18,288
 Ryan's Family Steak House, Inc. **       1,200                  8,850
 Safeway, Inc. **                           200                  9,300
 Tommy Hilfiger Corp.**                     200                  8,825
 Toys "R" Us, Inc.                        1,200                 27,900
 Wal-Mart Stores, Inc.                    1,600                 38,400
                                                              --------
                                                               206,289
                                                              --------

POLLUTION CONTROL (0.24%)
 Browning-Ferris Industries, Inc.           400                 12,050
                                                              --------

RUBBER (0.41%)
 Goodyear Tire & Rubber Co.                 500                 21,188
                                                              --------

SOAP & CLEANING PREPARATIONS (1.18%)
 Johnson & Johnson                          700                 60,638
                                                              --------

TELECOMMUNICATIONS (4.21%)
 Ameritech Corp./Del                        100                  5,500
 AT & T Corp.                             1,400                 92,400
 GTE Corp.                                2,500                106,563
 MCI Communications Corp.                   200                  5,350
 SBC Communications, Inc.                   100                  5,400
                                                              --------
                                                               215,213
                                                              --------
TOBACCO (1.20%)
 Philip Morris Cos., Inc.                   700                 61,425
                                                              --------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                JOHN HANCOCK FUNDS - INDEPENDENCE GROWTH FUND

                                                                MARKET
ISSUER, DESCRIPTION                   NUMBER OF SHARES           VALUE
-------------------                   ----------------          ------
TRANSPORTATION (0.76%)
 Conrail, Inc.                              300             $   20,962
 Delta Air Lines, Inc.                      100                  7,763
 Northwest Airlines Corp., (Class A) ***    200                 10,075
                                                            ----------
                                                                38,800
                                                            ----------

UTILITIES (1.99%)
 Entergy Corp.                              800                 22,300
 Northern States Power Co.                  300                 14,100
 Pacific Telesis Group                    1,500                 45,000
 Sprint Corp.                               500                 20,000
                                                            ----------
                                                               101,400
                                                            ----------

                  TOTAL COMMON STOCKS
                  (Cost $2,493,703)         (50.36%)         2,571,230
                                            --------        ----------


                                  INTEREST   MATURITY      PAR VALUE       MARKET
                                    RATE       DATE     (000'S OMITTED)     VALUE
                                    ----       ----     ---------------    ------
U.S. GOVERNMENT AND
  AGENCIES SECURITIES

GOVERNMENTAL - U.S. (48.34%)

BONDS
 United States Treasury Bond       11.625%   11-15-04        500           701,170
 United States Treasury Bond        8.125    08-15-21        175           216,043
                                                                         ---------
                                                                           917,213
                                                                         ---------

NOTES
 United States Treasury Note        7.375    11-15-97        210           217,548
 United States Treasury Note        6.125    05-15-98        280           284,637
 United States Treasury Note        7.125    09-30-99        300           316,452
 United States Treasury Note        6.125    07-31-00        195           199,508
 United States Treasury Note        7.500    11-15-01        170           185,990
 United States Treasury Note        7.500    02-15-05        310           347,200
                                                                         ---------
                                                                         1,551,335
                                                                         ---------

                             TOTAL U.S. GOVERNMENT AND
                                   AGENCIES SECURITIES
                                    (Cost $2,448,402)    (48.34%)        2,468,548
                                                         --------        ---------





                       SEE NOTES TO FINANCIAL STATEMENTS.

               John Hancock Funds - Independence Balanced Fund

                                                  INTEREST      PAR VALUE        MARKET
                                                    RATE     (000'S OMITTED)      VALUE
                                                  --------   ---------------     ------
SHORT-TERM INVESTMENTS

JOINT REPURCHASE AGREEMENT (1.80%)
 Investment in a joint repurchase
  agreement with U.B.S. Securities Inc.,
  Dated 11-30-95, due 12-01-95 (secured
  by U.S. Treasury Bond, 7.25% due
  05-15-16) - Note A                                5.91%        92            $   92,000
                                                                               ----------

CORPORATE SAVINGS ACCOUNT (0.01%)
 Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate   5.25%                                                                376
                                                                               ----------


            TOTAL SHORT-TERM INVESTMENTS           (1.81%)                         92,376
                                                 --------                      ----------

            TOTAL INVESTMENTS                    (100.51%)                     $5,132,154
                                                 ========                      ==========

 ** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.






                      SEE NOTES TO FINANCIAL STATEMENTS.

                        NOTES TO FINANCIAL STATEMENTS
               JOHN HANCOCK FUNDS - INDEPENDENCE BALANCED FUND
(UNAUDITED)
NOTE A -

ACCOUNTING POLICIES
John Hancock Independence Balanced Fund (the "Fund"), a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within their respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.

        Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS    Securities in the Fund's portfolio are valued on the
basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT    Pursuant to an exemptive order issued by the
Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS    Investment transactions are recorded as of the date
of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES    The Fund intends to comply with the requirements of the
Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST    Dividend income on investment
securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

        The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES    The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

ORGANIZATION EXPENSE    Expenses incurred in connection with the organization of
the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

                        NOTES TO FINANCIAL STATEMENTS
               JOHN HANCOCK FUNDS - INDEPENDENCE BALANCED FUND



NOTE B -
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS
        The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub- adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc., (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.70% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 0.60% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.
        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.
        The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.90% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $25,524 for the period ended November 30, 1995. The Adviser reserves the right to terminate this limitation in the future.
        The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended November 30, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.
        The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.
        Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.

NOTE C -
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1995, aggregated $2,532,329 and $37,409, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies during the period ended November 30, 1995 aggregated $2,464,557 and $16,204, respectively.
        The cost of investments owned at November 30, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $5,034,105. Gross unrealized appreciation and depreciation of investments aggregated $112,718 and $15,045, respectively, resulting in net unrealized appreciation of $97,673.

                                    PART C.

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements included in the Registration Statement:

                 John Hancock Institutional Series Trust
                 ---------------------------------------

                 John Hancock Independence Value Fund
                 ------------------------------------

                 Statement of Assets and Liabilities as of November 30, 1995 (unaudited).
                 Statement of Operations of the period ended November 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended November 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended November 30, 1995 (unaudited).
                 Schedule of Investments as of November 30, 1995 (unaudited).


                 John Hancock Independence Growth Fund
                 -------------------------------------

                 Statement of Assets and Liabilities as of November 30, 1995 (unaudited).
                 Statement of Operations of the period ended November 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended November 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended November 30, 1995 (unaudited).
                 Schedule of Investments as of November 30, 1995 (unaudited).

                 John Hancock Medium Capitalization Fund
                 ---------------------------------------

                 Statement of Assets and Liabilities as of November 30, 1995 (unaudited).
                 Statement of Operations of the period ended November 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended November 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended November 30, 1995 (unaudited).
                 Schedule of Investments as of November 30, 1995 (unaudited).

                 John Hancock Independence Balanced Fund
                 ---------------------------------------

                 Statement of Assets and Liabilities as of November 30, 1995 (unaudited).
                 Statement of Operations of the period ended November 30, 1995 (unaudited).
                 Statement of changes in Net Asset for period ended November 30, 1995 (unaudited).
                 Notes to Financial Statements.
                 Financial Highlights for each of the period ended November 30, 1995 (unaudited).
                 Schedule of Investments as of November 30, 1995 (unaudited).
























,














,

    (b)  Exhibits:

         The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES


         As of December 29, 1995, the number of record holders of shares of the Registrant was as follows:

                 Title                                       Number of Record Holders
                 -----                                       ------------------------
                 Dividend Performers                                  346
                 Active Bond                                          212
                 Global Bond                                           98
                 Multi-Sector Growth                                  251
                 Fundamental Value                                    354
                 International Equity                                 267
                 Independence Diversified Core Equity II              380
                 Independence Value                                     2
                 Independence Growth                                    1
                 Independence Medium Capitalization                     4
                 Independence Balanced                                  5
                 Small Capitalization Equity                            0

ITEM 27.  INDEMNIFICATION

         (a) Under Registrant's Declaration of Trust. Article IV, Section 4.3 of the Registrant's Declaration of Trust contains provisions indemnifying each trustee and each officer of Registrant from liability to the full extent permitted by law, subject to the provisions of the Investment Company Act of 1940, as amended.

         (b) Under the Underwriting Agreement. Under Section 12 of the Distribution Agreement, the principal underwriter has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of the underwriter.

         (c) Under The By-Laws of the John Hancock Mutual Life Insurance Company ("the Company"), John Hancock Funds, Inc. ("JH Funds, Inc.") and John Hancock Advisers, Inc. (the "Adviser"). Section 9a of the By-Laws of the Company provides, in effect, that the Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Company who serves as a director or officer of the Registrant at the direction or request of the Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company. In addition, no such person will be indemnified by the Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

                 Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

                 Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

                 Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

    (d) Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid by the Trust a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

    (e) Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

    (f) Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801- 18048), John Hancock Advisers International, Ltd. (File No. 801-294981), NM Capital Management, Inc. (File No. 801

         -14571) and Sovereign Asset Management Corporation (File No. 801-420231) incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies:
    John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax- Exempt Income Fund, John Hancock Tax-Exempt Series Fund, John Hancock Technology Series, Inc., John Hancock Limited Term Government Fund, John Hancock World Fund, Freedom Investment Trust, Freedom Investment Trust II, Freedom Investment Trust III, John Hancock Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series, Inc. and John Hancock Tax-Free Bond Fund.


    (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
Edward J. Boudreau, Jr.                         Chairman of                          Chairman and
101 Huntington Avenue                           the Board                            Chief Executive
Boston, Massachusetts                                                                Officer

Foster L. Aborn                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                           Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                             Director                             None
53 State Street
Boston, Massachusetts

Robert H. Watts                                 Director                             None
101 Huntington Avenue
Boston, Massachusetts

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
C. Troy Shaver, Jr.                             President, Chief                     None
101 Huntington Avenue                           Executive Officer
Boston, Massachusetts                           and Director

Stephen W. Blair                                Executive Vice                       None
101 Huntington Avenue                           President
Boston, Massachusetts

James V. Bowhers                                Executive Vice                       None
101 Huntington Avenue                           President
Boston, Massachusetts

James W. McLaughlin                             Senior Vice President                None
101 Huntington Avenue                           and Chief Financial
Boston, Massachusetts                           Officer

Thomas H. Drohan                                Senior Vice                          Senior Vice
101 Huntington Avenue                           President                            President and
Boston, Massachusetts                                                                Secretary

David A. King                                   Director and Senior                  None
101 Huntington Avenue                           Vice President
Boston, Massachusetts

James B. Little                                 Senior Vice                          Senior Vice
101 Huntington Avenue                           President                            President and
Boston, Massachusetts                                                                Chief
                                                                                     Financial Officer

John A. Morin                                   Vice President                       Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                                 Vice President                       Vice President,
101 Huntington Avenue                           and Secretary                        Assistant Secretary
Boston, Massachusetts                                                                and Compliance
                                                                                     Officer

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
William S. Nichols                              Senior Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Michael T. Carpenter                            Senior Vice President                None
1000 Louisiana Street
Houston, Texas

Christopher M. Meyer                            Treasurer                            None
101 Huntington Avenue
Boston, Massachusetts

Robert G. Freedman                              Director                             Vice Chairman
101 Huntington Avenue                                                                and Chief Investment
Boston, Massachusetts                                                                Officer

Stephen L. Brown                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                             Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                             Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
John Goldsmith                                  Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

         (c)     None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199- 7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

ITEM 31.  MANAGEMENT SERVICES

         The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

ITEM 32.  UNDERTAKINGS

         The Registrant undertakes:

    (a) not applicable;

    (b) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Trust's 1933 Act registration statement;

    (c) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge; and

    (d) if requested to do so by holders of at least 10% of the outstanding shares of the Registrant, to call and hold a meeting of shareholders of the Registrant for the purpose of voting upon the question of removal of a trustee or trustees and to assist shareholders in the communication with other shareholders.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the fifth day of January 1996.

                                  JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                  By:                    *
                                           -------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman


         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                             Title                                 Date
             ---------                             -----                                 ----
              *                                   Chairman
---------------------------            (Principal Executive Officer)
Edward J. Boudreau, Jr.

                                      Senior Vice President and Chief
                                        Financial Officer (Principal
/s/ James B. Little                  Financial and Accounting Officer)            January 5, 1996
---------------------------
James B. Little

              *
---------------------------                       Trustee

Thomas W. L. Cameron

              *
---------------------------                       Trustee
James F. Carlin

              *
---------------------------                       Trustee
William H. Cunningham

              *
---------------------------                       Trustee
Charles F. Fretz

              *
---------------------------                       Trustee
Harold R. Hiser, Jr.

              *
---------------------------                       Trustee
Charles L. Ladner

              *
---------------------------                       Trustee
Leo E. Linbeck, Jr.

              *
---------------------------                       Trustee
Patricia P. McCarter

              *
---------------------------                       Trustee
Steven R. Pruchansky

              *
---------------------------                       Trustee
Richard S. Scipione

              *
---------------------------                       Trustee
Norman H. Smith

              *
---------------------------                       Trustee
John P. Toolan


*By:
/s/Thomas H. Drohan                                                               January 5, 1996
---------------------------
   Thomas H. Drohan
   (Attorney-in-Fact)

                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------
                                 EXHIBIT INDEX
                                 -------------
EXHIBIT NO.              EXHIBIT DESCRIPTION                            PAGE NUMBER
-----------              -------------------                            -----------
1               Declaration of Trust dated October 31, 1994.*

1a              Instrument Changing Names of Series of Shares of
                Trust, Increasing the Number of Trustees and Appointing
                Individuals to Fill the Vacancies, and Establishing
                New Series *

2               Amended and Restated By-Laws dated December 19, 1994.*

3               None

4 Specimen share certificates for each series of the Registrant.*

5               Investment Management Contracts between John Hancock
                Advisers, Inc. and the Registrant on behalf of John Hancock Berkeley Bond Fund, John Hancock
                Berkeley Sector Opportunity Fund, John Hancock
                Independence Diversified Core Equity Fund II, John
                Hancock Berkeley Dividend Performers Fund, John Hancock
                Berkeley Global Bond Fund, John Hancock Berkeley Fundamental
                Value Fund, John Hancock Berkeley Overseas Growth Fund.*

5.1             Sub-Investment Management Contracts among the
                Registrant on behalf of  John Hancock Independence
                Diversified Core Equity Fund II and John Hancock
                Independence Balanced Fund, John Hancock Advisers,
                Inc., and Independence Investment Associates, Inc.*

5.2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Dividend Performers
                Fund, John Hancock Advisers, Inc., and Sovereign Asset
                Management Corporation.*

5.3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock Berkeley Overseas Growth
                Fund, John Hancock Advisers, Inc., and John Hancock
                Advisers International, Ltd.*

5.4 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Fundamental Value
                Fund, John Hancock Advisers, Inc., and NM Capital
                Management, Inc.*

5.5             Investment Management Contracts between John Hancock
                Advisers, Inc. and the Registrant on behalf of John
                Hancock Independence Value Fund, John Hancock Independence
                Growth Fund, John Hancock Independence Balanced Fund, John
                Hancock Small Capitalization Equity Fund, and John Hancock
                Independence Medium Capitalization Fund. +

5.6 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Independence Value Fund, John Hancock
                Independence Medium Capitalization Fund, and John Hancock
                Independence Growth Fund, John Hancock Advisers, Inc., and
                Independence Investment Associates, Inc. +

6               Distribution Agreement between the Registrant and John
                Hancock Funds, Inc. dated January 30, 1995.*

6.1             Amendment to Distribution Agreement between the Registrant and
                John Hancock Funds, Inc. dated December 11, 1995. +

7               None

EXHIBIT NO.              EXHIBIT DESCRIPTION                            PAGE NUMBER
-----------              -------------------                            -----------
8               Master Custodian Agreement between John Hancock Mutual
                Funds and Investors Bank and Trust Company. *

8.1             Master Custodian Agreement between John Hancock Mutual
                Funds and State Street Bank and Trust Company.*

8.2             Amendment to Master Custodian Agreement between
                Registrant on behalf of John Hancock Berkeley Global
                Bond Fund and John Hancock Berkeley Overseas Growth
                Fund and State Street Bank and Trust Company.*

8.3             Amendment to Master Custodian Agreement between
                Registrant on behalf of John Hancock Berkeley Dividend
                Performers Fund, John Hancock Berkeley Bond Fund, John
                Hancock Berkeley Fundamental Value Fund, John Hancock
                Berkeley Sector Opportunity Fund, John Hancock
                Independence Diversified Core Equity Fund II, John
                Hancock Independence Value Fund, John Hancock
                Independence Growth Fund, John Hancock Independence
                Medium Capitalization Fund and John Hancock
                Independence Balanced Fund and Investors Bank and Trust
                Company.*

8.4 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Small Capitalization Fund and
                Investors Bank and Trust Company. +

9               Transfer Agency  and Service Agreement between the
                Registrant and John Hancock Investor Services
                Corporation dated January 30, 1995.*

9.1             Amendment to Transfer Agency and Service Agreement between the
                Registrant and John Hancock Investor Services Corporation dated
                December 11, 1995. +

10              Legal Opinion with respect to the Registrant.*

11              None

12 Financial Statements of the Registrant for the periods ended June 30, 1995* and November 30, 1995+ included in
                Parts A and B.

13              Subscription agreement between Registrant and John
                Hancock Advisers, Inc. dated January 12, 1995.*

14              None

15              None

16              None

17              Powers of Attorney*

27.1            Independence Value Fund
27.2            Independence Growth Fund
27.3            Medium Capitalization Fund

                * Previously filed with Registration Statement and/or
                  post-effective amendments and incorporated by reference herein.

                + Filed herewith.

EXHIBIT NO.              EXHIBIT DESCRIPTION                 PAGE NUMBER
-----------              -------------------                 -----------
27.4            Independence Balanced Fund
